The Income Fund of America®
Investment portfolio
April 30, 2026
unaudited

Common stocks 68.39% Financials 11.81%	Shares	Value (000)
Fifth Third Bancorp	26,564,377	$1,348,408
CME Group, Inc., Class A	4,138,465	1,191,133
Citigroup, Inc.	9,156,909	1,171,901
JPMorgan Chase & Co.	3,669,626	1,149,437
MS&AD Insurance Group Holdings, Inc.	35,950,200	931,940
UniCredit SpA	9,798,620	757,240
Synchrony Financial	8,656,720	659,642
Citizens Financial Group, Inc.	10,064,684	654,708
Power Corp. of Canada, subordinate voting shares	11,277,425	629,148
Principal Financial Group, Inc.	6,000,000	605,460
American International Group, Inc.	8,000,000	598,400
Carlyle Group, Inc. (The)	11,348,299	568,209
Progressive Corp.	2,811,719	565,943
NatWest Group PLC	70,233,448	556,114
3i Group PLC	12,939,141	450,624
Ares Management Corp., Class A	3,666,921	430,497
Goldman Sachs Group, Inc.	414,335	382,750
B3 SA - Brasil, Bolsa, Balcao	104,916,230	382,010
Bank of America Corp.	6,895,126	368,613
AXA SA	7,381,189	355,555
HSBC Holdings PLC (GBP denominated)	16,881,555	309,407
CaixaBank SA, non-registered shares	22,274,421	284,104
DBS Group Holdings, Ltd.	6,105,477	281,655
Partners Group Holding AG (a)	240,555	261,546
Huntington Bancshares, Inc.	14,431,465	241,871
Brookfield Asset Management, Ltd., Class A	4,761,372	228,593
Nordnet AB	6,000,000	197,970
KB Financial Group, Inc.	1,721,838	186,883
Aviva PLC	18,123,287	154,684
Apollo Asset Management, Inc.	1,182,784	152,248
Macquarie Group, Ltd.	735,674	126,176
Shinhan Financial Group Co., Ltd.	1,856,371	125,289
Morgan Stanley	608,950	116,060
ICICI Bank, Ltd.	8,343,795	111,660
Credicorp, Ltd.	300,095	97,282
AIA Group, Ltd.	8,619,200	94,931
Bank Leumi le-Israel BM	3,728,419	94,500
Skandinaviska Enskilda Banken AB, Class A	4,671,341	91,918
Qualitas Controladora, SAB de CV (a)	8,439,995	84,170
Bank Hapoalim BM	3,039,602	81,617
Royal Bank of Canada	392,998	70,684
Blackstone, Inc.	449,261	56,418
Erste Group Bank AG	387,799	43,328
Ally Financial, Inc.	767,081	34,051
The Income Fund of America — Page 1 of 74

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Corp., Class A	311,295	$14,046
Sberbank of Russia PJSC (b)	25,683,200	— (c)
		17,298,823
Health care 9.74%
Amgen, Inc.	7,608,812	2,634,551
UnitedHealth Group, Inc.	6,269,179	2,322,605
Gilead Sciences, Inc.	15,498,550	2,027,830
CVS Health Corp.	23,692,996	1,973,390
AbbVie, Inc.	5,179,541	1,094,541
Medtronic PLC	11,375,394	921,066
Johnson & Johnson	3,877,813	891,315
AstraZeneca PLC (GBP denominated)	4,541,614	863,453
Novo Nordisk AS, Class B	16,579,502	698,126
Roche Holding AG, nonvoting shares	1,030,148	421,767
Sanofi (a)	3,814,572	356,357
Rotech Healthcare, Inc. (b)(d)(e)(f)	543,172	38,093
Keenova Therapeutics Public, Ltd. Co. (e)	297,305	26,695
Par Health, Inc. (e)(g)	297,305	1,199
		14,270,988
Energy 8.09%
EOG Resources, Inc.	17,915,781	2,518,421
TotalEnergies SE (EUR denominated)	17,302,682	1,611,125
TotalEnergies SE (a)	3,340,839	309,729
Canadian Natural Resources, Ltd. (CAD denominated)	38,270,006	1,826,795
SLB, Ltd.	21,222,273	1,207,123
Chevron Corp.	4,551,017	879,757
Baker Hughes Co., Class A	10,726,438	747,311
Expand Energy Corp.	6,000,000	612,900
Tourmaline Oil Corp.	9,727,484	471,210
ConocoPhillips	3,732,663	469,495
Enbridge, Inc.	5,000,000	277,100
Viper Energy, Inc., Class A	5,512,187	272,192
Diamondback Energy, Inc.	1,217,911	250,439
TC Energy Corp. (CAD denominated)	2,668,721	178,943
Exxon Mobil Corp.	883,470	136,346
Ascent CNR Corp., Class A (b)(f)	1,102,146	55,041
Shell PLC (EUR denominated)	458,998	20,759
Altera Infrastructure, LP (b)	80,900	3,497
Mesquite Energy, Inc. (b)(e)	129,565	— (c)
		11,848,183
Utilities 6.50%
Southern Co. (The)	23,491,078	2,271,587
Exelon Corp.	39,057,324	1,796,246
National Grid PLC	68,246,825	1,220,836
FirstEnergy Corp.	24,393,426	1,159,176
Engie SA	22,695,772	749,446
Brookfield Infrastructure Partners, LP (CAD denominated)	18,529,681	663,923
DTE Energy Co.	2,899,859	439,880
Snam SpA	46,482,618	367,065
NextEra Energy, Inc.	3,220,104	315,184
SSE PLC	6,554,791	235,848
Public Service Enterprise Group, Inc.	1,750,000	142,905
The Income Fund of America — Page 2 of 74

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
CPFL Energia SA	10,301,000	$101,787
Talen Energy Corp. (e)	175,287	65,280
		9,529,163
Consumer staples 6.35%
Philip Morris International, Inc.	18,553,469	3,062,621
Coca-Cola Co.	13,390,961	1,054,672
Nestle SA	9,319,881	945,304
Bunge Global SA	6,600,737	838,756
Procter & Gamble Co.	4,368,793	642,606
Keurig Dr Pepper, Inc.	20,268,333	595,889
Hershey Co.	3,000,000	557,220
Unilever PLC	9,000,000	526,046
Altria Group, Inc.	5,273,988	383,155
Target Corp.	1,983,000	257,294
General Mills, Inc.	4,093,134	144,529
PepsiCo, Inc.	753,838	119,476
Koninklijke Ahold Delhaize NV	2,174,107	102,169
Pernod Ricard SA (a)	1,000,000	73,856
Viva Wine Group AB (a)	1,366,558	4,775
		9,308,368
Consumer discretionary 5.45%
Starbucks Corp.	18,941,998	1,995,161
Darden Restaurants, Inc. (d)	6,024,507	1,208,275
Home Depot, Inc.	3,139,426	1,032,243
Industria de Diseno Textil SA	16,877,723	1,011,294
NIKE, Inc., Class B	18,119,178	803,767
Restaurant Brands International, Inc.	8,176,037	659,643
Compagnie Generale des Etablissements Michelin	17,000,000	617,032
Vail Resorts, Inc. (a)(d)	2,185,425	277,942
Compagnie Financiere Richemont SA, Class A	888,595	169,585
Evolution AB	1,300,000	90,742
Hyundai Motor Co.	176,041	64,070
Aimbridge Topco, LLC (b)(e)	297,303	20,529
Midea Group Co., Ltd., Class H (e)	1,231,200	14,176
Barratt Redrow PLC	2,668,615	9,181
Mercedes-Benz Group AG	155,864	9,084
NMG Parent, LLC (b)(e)	61,091	— (c)
		7,982,724
Information technology 5.24%
Taiwan Semiconductor Manufacturing Co., Ltd.	30,221,170	2,051,671
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	601,499	238,230
Broadcom, Inc.	5,290,196	2,208,286
International Business Machines Corp.	4,242,245	979,874
MediaTek, Inc.	10,410,000	884,866
Microsoft Corp.	1,888,770	770,203
Diebold Nixdorf, Inc. (d)(e)	4,521,627	347,306
Tokyo Electron, Ltd.	658,350	195,295
		7,675,731
The Income Fund of America — Page 3 of 74

unaudited
Common stocks (continued) Materials 5.10%	Shares	Value (000)
Agnico Eagle Mines, Ltd. (CAD denominated)	9,830,897	$1,848,644
Vale SA, ordinary nominative shares	84,184,469	1,380,124
Vale SA (ADR), ordinary nominative shares	23,342,691	381,886
Barrick Mining Corp.	16,415,500	645,786
Lundin Mining Corp.	24,403,237	626,272
Smurfit Westrock PLC	12,472,417	478,816
Glencore PLC	54,801,540	424,504
Westlake Corp.	2,457,130	283,258
Rio Tinto PLC	2,830,600	282,799
Southern Copper Corp.	1,548,588	265,877
LyondellBasell Industries NV	2,150,000	160,390
Endeavour Mining PLC	2,595,110	149,438
Aura Minerals, Inc.	1,620,102	137,336
Holcim, Ltd.	1,233,586	114,982
Sumitomo Metal Mining Co., Ltd.	1,721,100	105,033
Northern Star Resources, Ltd.	4,207,456	64,301
Amcor PLC	1,594,637	60,660
Solidcore Resources PLC (e)	6,162,000	49,050
Newmont Corp.	127,177	14,128
Venator Materials PLC (b)(e)(h)	53,540	— (c)
		7,473,284
Industrials 4.66%
BAE Systems PLC	59,723,645	1,660,957
Union Pacific Corp.	4,679,923	1,261,146
Deutsche Post AG	10,802,663	638,060
Lockheed Martin Corp.	847,439	438,948
ITOCHU Corp.	30,000,000	374,044
Bureau Veritas SA	12,000,000	368,034
3M Co.	2,181,535	319,638
Caterpillar, Inc.	349,177	310,806
Siemens AG	1,014,513	301,325
Norfolk Southern Corp.	818,000	258,349
L3Harris Technologies, Inc.	609,700	195,439
United Parcel Service, Inc., Class B	1,500,000	163,200
Watsco, Inc.	339,018	148,436
Techtronic Industries Co., Ltd.	8,597,500	125,208
RTX Corp.	597,652	105,229
Compagnie de Saint-Gobain SA, non-registered shares	953,469	87,097
Paychex, Inc.	440,000	40,757
Rexel SA	336,180	14,175
Volvo AB, Class B	317,546	11,074
General Dynamics Corp.	29,422	10,130
		6,832,052
Communication services 3.93%
AT&T, Inc.	46,578,762	1,217,103
Comcast Corp., Class A	43,595,634	1,178,826
Koninklijke KPN NV (d)	197,528,646	1,058,067
Publicis Groupe SA	10,497,034	982,217
Singapore Telecommunications, Ltd.	175,434,500	634,542
Verizon Communications, Inc.	4,250,000	204,127
Bezeq - The Israel Telecommunication Corp., Ltd.	67,500,000	185,132
Orange	6,788,944	141,851
NetEase, Inc.	5,052,291	117,555
The Income Fund of America — Page 4 of 74

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Deutsche Telekom AG	657,889	$21,296
Informa PLC	1,120,627	12,184
Clear Channel Outdoor Holdings, Inc. (e)	152,827	367
Versant Media Group, Inc., Class A	— (c)	— (c)
		5,753,267
Real estate 1.52%
Simon Property Group, Inc. REIT	3,591,652	731,656
Ventas, Inc. REIT	5,901,726	518,526
American Tower Corp. REIT	2,112,020	385,887
Iron Mountain, Inc. REIT	1,867,169	235,245
Crown Castle, Inc. REIT	1,580,000	140,272
Lamar Advertising Co. REIT, Class A	903,020	124,472
Brixmor Property Group, Inc. REIT	2,079,681	62,578
Essential Properties Realty Trust, Inc. REIT	1,149,357	36,124
		2,234,760
Total common stocks (cost: $66,434,641,000)		100,207,343
Preferred securities 0.02% Financials 0.02%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(f)(i)	17,970	17,965
Citigroup, Inc., 10.295% preferred shares (j)	378,650	11,129
		29,094
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (b)(e)(g)	3,260	5,691
Total preferred securities (cost: $30,538,000)		34,785
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (b)(e)	28	— (c)
Total rights & warrants (cost: $0)		— (c)
Convertible stocks 1.02% Industrials 0.72%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	14,576,193	1,052,401
Financials 0.16%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,207,215	231,096
Utilities 0.14%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	4,000,000	208,120
Total convertible stocks (cost: $1,265,779,000)		1,491,617
The Income Fund of America — Page 5 of 74

unaudited
Convertible bonds & notes 0.03% Communication services 0.03%	Principal amount (000)	Value (000)
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (i)	USD1,670	$6,270
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	17,500	19,530
Live Nation Entertainment, Inc., convertible notes, 2.875% 10/15/2031 (g)	25,000	25,972
Total convertible bonds & notes (cost: $44,496,000)		51,772
Bonds, notes & other debt instruments 24.21% Corporate bonds and notes 15.67% Financials 2.49%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	9,093
AerCap Ireland Capital DAC 4.125% 2/28/2029	3,000	2,964
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (g)	16,855	16,605
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (g)	65,526	65,519
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (g)	14,500	14,694
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (g)	35,215	34,544
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (g)	32,120	32,804
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (g)	3,490	3,524
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (g)	24,135	23,745
Ally Financial, Inc. 8.00% 11/1/2031	1,200	1,335
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (k)	16,594	16,565
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	8,383	9,007
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,898	6,030
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (k)	3,000	2,907
American International Group, Inc. 5.125% 3/27/2033	3,981	4,028
AmWINS Group, Inc. 6.375% 2/15/2029 (g)	17,335	17,548
AmWINS Group, Inc. 4.875% 6/30/2029 (g)	55,605	53,814
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	3,131	3,079
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (g)	27,300	27,889
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (g)	24,085	23,993
Aretec Group, Inc. 7.50% 4/1/2029 (g)	61,410	61,533
Aretec Group, Inc. 10.00% 8/15/2030 (g)	15,974	16,938
Asurion, LLC 8.375% 2/1/2034 (g)	22,155	21,876
Athene Global Funding 4.86% 8/27/2026 (g)	2,500	2,504
Banco Bilbao Vizcaya Argentaria, SA 4.968% 5/8/2031	20,200	20,200
Banco Nacional de Mexico SA, 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (g)(k)	14,005	14,020
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	6,995	6,648
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	4,185	3,984
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	6,625	6,818
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (k)	12,000	11,966
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (k)	3,780	3,575
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (k)	7,807	6,966
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (k)	14,425	14,229
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (k)	9,325	8,478
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (k)	15,620	15,559
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	1,159	1,025
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (k)	9,132	8,139
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (k)	603	594
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	12,134	12,325
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (k)	2,829	2,968
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (k)	19,500	19,206
Bank of America Corp. 5.489% 4/23/2037 (USD-SOFR + 1.572% on 4/23/2036) (k)	12,000	11,935
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	8,000	7,909
The Income Fund of America — Page 6 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (g)(k)	USD3,295	$3,441
Blackstone Private Credit Fund 5.95% 7/16/2029	28,052	28,081
Blackstone Private Credit Fund 5.35% 3/12/2031	20,994	20,201
Blackstone Private Credit Fund 5.95% 5/15/2031	7,660	7,536
Blackstone Private Credit Fund 6.00% 11/22/2034	35,920	34,125
Block, Inc. 5.625% 8/15/2030 (g)	4,440	4,447
Block, Inc. 3.50% 6/1/2031	19,425	17,653
Block, Inc. 6.50% 5/15/2032	4,785	4,879
Block, Inc. 6.00% 8/15/2033 (g)	2,325	2,322
Blue Owl Capital Corp. 3.40% 7/15/2026	60	60
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	20,232
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	14,176
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,656
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,678
Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	13,880
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(k)	8,362	7,902
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (g)(k)	18,600	19,043
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(k)	476	484
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (g)(k)	3,731	3,657
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(k)	1,500	1,570
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(k)	6,029	6,117
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(k)	24,033	23,774
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(k)	18,552	18,136
Brown & Brown, Inc. 4.90% 6/23/2030	21,232	21,212
Brown & Brown, Inc. 5.25% 6/23/2032	958	956
Brown & Brown, Inc. 5.55% 6/23/2035	10,443	10,416
Brown & Brown, Inc. 6.25% 6/23/2055	7,635	7,598
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(k)	5,150	5,283
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (g)(k)	9,545	9,485
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (g)(k)	1,362	1,346
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	742	763
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	765
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,408
Cipher Compute, LLC 7.125% 11/15/2030 (g)	2,775	2,880
Citibank, NA 4.914% 5/29/2030	9,400	9,558
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (k)	700	694
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	11,000	11,055
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (k)	1,492	1,503
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (k)	23,118	21,271
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	1,525	1,508
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (k)	12,586	11,312
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	8,975	7,957
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,950	2,003
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,532	3,548
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (k)	2,300	2,280
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (k)	18,020	18,547
CME Group, Inc. 3.75% 6/15/2028	5,875	5,834
Coinbase Global, Inc. 3.375% 10/1/2028 (g)	121,973	117,026
Coinbase Global, Inc. 3.625% 10/1/2031 (g)	56,004	49,129
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (g)	64,804	61,377
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (g)	25,972	23,115
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,172
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,293
The Income Fund of America — Page 7 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 3.90% 4/5/2032	USD2,303	$2,166
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,357
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,305
Danske Bank A / S 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (g)(k)	6,930	6,955
Danske Bank A/S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0% on 3/27/2028) (g)(k)	5,006	5,012
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	5,200	5,129
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	6,558	6,780
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	8,775	9,211
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (k)	4,500	4,430
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (k)	23,284	22,911
Deutsche Bank Aktiengesellschaft, 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (k)	34,859	34,828
Equitable Holdings, Inc. 5.00% 4/20/2048	849	737
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (k)	34,062	33,816
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (k)	15,000	14,969
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	4,583	4,584
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (k)	7,182	7,047
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (k)	11,375	11,212
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (k)	1,676	1,475
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (k)	15,175	13,661
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (k)	500	443
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (k)	8,268	8,024
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (k)	11,268	11,020
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	7,500	5,616
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (k)	16,500	15,787
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (g)	4,831	4,776
Hightower Holding, LLC 6.75% 4/15/2029 (g)	32,820	32,790
Hightower Holding, LLC 9.125% 1/31/2030 (g)	39,065	40,747
Howden UK Refinance PLC 7.25% 2/15/2031 (g)	26,210	26,401
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (g)	9,445	9,029
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (k)	243	253
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (k)	4,701	4,462
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (k)	33,785	33,553
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (k)	8,495	8,417
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (k)	16,535	16,349
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	2,000	1,811
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	1,922	1,728
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	29,241	29,494
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (k)	1,110	1,089
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	298	316
HUB International, Ltd. 5.625% 12/1/2029 (g)	25,020	24,723
HUB International, Ltd. 7.25% 6/15/2030 (g)	12,698	13,143
HUB International, Ltd. 7.375% 1/31/2032 (g)	25,565	26,204
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,618
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,230
Intesa Sanpaolo SpA 3.875% 7/14/2027 (g)	6,150	6,110
Intesa Sanpaolo SpA 3.875% 1/12/2028 (g)	2,820	2,792
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(k)	20,582	23,904
ION Platform Finance US, Inc. 4.625% 5/1/2028 (g)	2,516	2,321
ION Platform Finance US, Inc. 5.00% 5/1/2028 (g)	925	855
ION Platform Finance US, Inc. 8.75% 5/1/2029 (g)	53,720	49,487
ION Platform Finance US, Inc. 9.50% 5/30/2029 (g)	38,007	35,571
The Income Fund of America — Page 8 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (g)	USD34,738	$32,124
ION Platform Finance US, Inc. 7.875% 9/30/2032 (g)	21,540	16,766
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (g)	45,895	44,339
Jackson National Life Global Funding 4.55% 9/9/2030 (g)	8,000	7,865
Jane Street Group, LLC 7.125% 4/30/2031 (g)	5,998	6,222
Jane Street Group, LLC 6.75% 5/1/2033 (g)	36,875	37,902
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	2,070	2,080
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	1,000	1,011
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027) (k)	350	347
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	6,435	6,471
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	5,200	5,207
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	6,500	6,740
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	1,790	1,841
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (k)	12,000	11,954
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	7,515	7,535
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	1,000	1,018
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (k)	875	861
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	4,663	4,116
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (k)	841	761
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (k)	10,863	10,814
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (k)	3,550	3,160
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	4,835	4,890
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	9,034	9,297
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (k)	2,950	2,867
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (k)	8,500	8,289
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (k)	5,000	4,921
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (k)	14,388	14,308
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (k)	6,250	4,110
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	7,070	7,012
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(k)	2,400	2,449
Liberty Mutual Group, Inc. 4.569% 2/1/2029 (g)	2,929	2,924
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (g)	3,627	3,569
LPL Holdings, Inc. 4.625% 11/15/2027 (g)	22,510	22,411
LPL Holdings, Inc. 4.00% 3/15/2029 (g)	19,120	18,627
LPL Holdings, Inc. 4.375% 5/15/2031 (g)	21,690	20,837
LSEG US Fin Corp. 4.25% 3/23/2029 (g)	2,500	2,481
LSEG US Fin Corp. 4.50% 3/23/2031 (g)	740	734
LSEG US Fin Corp. 5.25% 3/23/2036 (g)	1,315	1,311
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (k)	13,352	14,233
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,352
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,209
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,198
Mastercard, Inc. 4.35% 1/15/2032	219	218
Mastercard, Inc. 4.85% 3/9/2033	33	33
Metropolitan Life Global Funding I 5.05% 6/11/2027 (g)	3,000	3,025
Metropolitan Life Global Funding I 5.15% 3/28/2033 (g)	3,578	3,613
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030) (k)	3,350	2,984
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,023
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	2,175	2,194
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	6,423	6,498
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	2,175	2,215
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (k)	24,081	23,836
The Income Fund of America — Page 9 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (k)	USD15,000	$14,849
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (k)	2,813	2,851
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (k)	23,600	23,345
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (k)	10,919	10,886
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	2,475	2,504
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	5,484	5,476
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,212	1,232
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (k)	13,180	12,949
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (k)	14,321	14,095
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (k)	7,306	6,361
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (k)	19,993	19,843
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (k)	22,059	22,010
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (k)	16,539	16,056
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (k)	25,465	24,926
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (k)	2,825	2,809
Nasdaq, Inc. 5.55% 2/15/2034	1,871	1,933
Nasdaq, Inc. 5.95% 8/15/2053	3,000	3,018
Navient Corp. 6.75% 6/15/2026	6,235	6,248
Navient Corp. 5.00% 3/15/2027	23,210	23,074
Navient Corp. 4.875% 3/15/2028	3,085	3,010
Navient Corp. 5.50% 3/15/2029	95,140	91,495
Navient Corp. 9.375% 7/25/2030	3,215	3,338
Navient Corp. 11.50% 3/15/2031	50,190	53,902
Navient Corp. 7.875% 6/15/2032	42,560	41,021
Navient Corp. 5.625% 8/1/2033	13,460	11,468
New York Life Global Funding 4.55% 1/28/2033 (g)	3,288	3,248
Northwestern Mutual Global Funding 1.75% 1/11/2027 (g)	8,500	8,369
OneMain Finance Corp. 3.50% 1/15/2027	4,000	3,951
OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,332
OneMain Finance Corp. 6.625% 5/15/2029	31,150	31,726
OneMain Finance Corp. 5.375% 11/15/2029	15,380	15,169
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,380
OneMain Finance Corp. 6.125% 5/15/2030	33,983	33,986
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,165
OneMain Finance Corp. 7.125% 11/15/2031	34,750	35,259
OneMain Finance Corp. 7.125% 9/15/2032	26,010	26,408
OneMain Finance Corp. 6.50% 3/15/2033	22,440	21,992
OneMain Finance Corp. 6.75% 9/15/2033	18,850	18,564
Osaic Holdings, Inc. 6.75% 8/1/2032 (g)	32,170	32,691
Osaic Holdings, Inc. 8.00% 8/1/2033 (g)	27,575	28,137
Oxford Finance, LLC 6.375% 2/1/2027 (g)	13,940	13,947
Oxford Finance, LLC 7.75% 5/15/2031 (g)	10,465	10,422
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (g)	13,490	13,561
PayPal Holdings, Inc. 2.65% 10/1/2026	957	951
PayPal Holdings, Inc. 2.30% 6/1/2030	674	619
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (g)	4,915	4,699
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (g)	6,410	6,655
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (g)	32,290	31,961
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (g)	24,030	23,648
Progressive Corp. 4.60% 3/26/2031	1,618	1,625
Progressive Corp. 5.15% 3/26/2036	12,406	12,381
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,182
Prudential Financial, Inc. 3.70% 3/13/2051	755	541
Rocket Companies, Inc. 7.125% 2/1/2032 (g)	13,930	14,407
The Income Fund of America — Page 10 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rocket Mortgage, LLC 3.625% 3/1/2029 (g)	USD6,645	$6,381
Royal Bank of Canada 4.40% 4/17/2030 (USD-SOFR + 0.84% on 4/17/2029) (k)	7,000	6,972
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (k)	6,149	6,114
Ryan Specialty, LLC 4.375% 2/1/2030 (g)	30,295	29,437
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	19,760	19,768
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (k)	3,575	3,579
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (k)	5,250	5,176
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (k)	14,895	15,116
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (k)	1,861	1,925
SLM Corp. 6.50% 1/31/2030	2,775	2,803
Starwood Property Trust, Inc. 4.375% 1/15/2027 (g)	33,055	32,991
Starwood Property Trust, Inc. 7.25% 4/1/2029 (g)	17,565	18,224
Starwood Property Trust, Inc. 6.50% 7/1/2030 (g)	14,100	14,454
Starwood Property Trust, Inc. 6.50% 10/15/2030 (g)	21,170	21,786
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (g)(k)	1,400	1,394
Synchrony Bank 5.625% 8/23/2027	9,000	9,081
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (k)	2,874	2,875
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	3,163	3,356
U.S. Bancorp 2.375% 7/22/2026	5,000	4,983
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	7,250	7,390
UBS AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (k)	8,000	7,994
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (g)(k)	6,000	5,951
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (g)(k)	1,407	1,412
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (g)(k)	1,725	1,706
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(k)	1,325	1,353
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (g)(k)	8,000	7,903
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (g)(k)	3,050	2,980
UniCredit SpA 4.625% 4/12/2027 (g)	600	602
USI, Inc. 7.50% 1/15/2032 (g)	9,555	9,840
Visa, Inc. 4.10% 2/12/2031	16,500	16,460
Voyager Parent, LLC 9.25% 7/1/2032 (g)	32,370	34,442
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,575	7,667
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	4,900	4,796
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (k)	8,248	8,283
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (k)	15,775	15,638
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (k)	13,641	12,880
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030) (k)	7,350	6,820
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	10,750	11,653
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (k)	4,000	3,899
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	9,400	8,475
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,206
		3,655,316
Communication services 2.25%
Alphabet, Inc. 4.10% 2/15/2031	4,251	4,202
Alphabet, Inc. 4.40% 2/15/2033	3,307	3,258
Alphabet, Inc. 4.70% 11/15/2035	16,899	16,598
Alphabet, Inc. 4.80% 2/15/2036	4,675	4,630
Alphabet, Inc. 5.35% 11/15/2045	9,000	8,740
The Income Fund of America — Page 11 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Alphabet, Inc. 5.25% 5/15/2055	USD8,280	$7,708
Alphabet, Inc. 5.45% 11/15/2055	34,852	33,360
Alphabet, Inc. 5.65% 2/15/2056	6,210	6,095
Alphabet, Inc. 5.30% 5/15/2065	4,377	3,990
Alphabet, Inc. 5.75% 2/15/2066	1,300	1,266
Alphabet, Inc. 5.70% 11/15/2075	21,000	20,114
Altice France 6.50% 4/15/2032 (g)	52,433	51,600
Altice France 6.875% 7/15/2032 (g)	13,835	13,620
AT&T, Inc. 1.65% 2/1/2028	5,925	5,658
AT&T, Inc. 4.75% 4/30/2033	25,325	25,001
AT&T, Inc. 5.40% 2/15/2034	3,384	3,450
AT&T, Inc. 3.50% 9/15/2053	9,669	6,266
British Telecommunications PLC 9.625% 12/15/2030 (k)	3,261	3,889
CCO Holdings, LLC 5.00% 2/1/2028 (g)	7,395	7,312
CCO Holdings, LLC 5.375% 6/1/2029 (g)	1,295	1,275
CCO Holdings, LLC 4.75% 3/1/2030 (g)	21,307	20,209
CCO Holdings, LLC 4.50% 8/15/2030 (g)	41,075	38,335
CCO Holdings, LLC 4.25% 2/1/2031 (g)	95,503	86,806
CCO Holdings, LLC 4.75% 2/1/2032 (g)	55,115	49,391
CCO Holdings, LLC 4.50% 5/1/2032	87,524	76,913
CCO Holdings, LLC 7.00% 2/1/2033 (g)	21,920	21,625
CCO Holdings, LLC 4.50% 6/1/2033 (g)	81,159	69,806
CCO Holdings, LLC 4.25% 1/15/2034 (g)	55,359	46,492
CCO Holdings, LLC 7.375% 2/1/2036 (g)	20,965	20,573
Charter Communications Operating, LLC 6.55% 6/1/2034	1,023	1,059
Charter Communications Operating, LLC 5.85% 12/1/2035	41,997	41,001
Charter Communications Operating, LLC 4.80% 3/1/2050	16,901	12,433
Charter Communications Operating, LLC 3.70% 4/1/2051	63,939	39,257
Charter Communications Operating, LLC 3.90% 6/1/2052	34,569	21,746
Charter Communications Operating, LLC 5.25% 4/1/2053	11,829	9,176
Charter Communications Operating, LLC 6.70% 12/1/2055	13,897	13,110
Charter Communications Operating, LLC 5.50% 4/1/2063	8,889	6,800
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (g)	24,535	24,727
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (g)	2,400	2,406
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (g)	18,875	19,636
Comcast Corp. 5.65% 6/1/2054	1,000	914
Connect Finco SARL 9.00% 9/15/2029 (g)	168,586	178,016
Connect Holding II, LLC 10.50% 4/3/2031 (g)	11,925	12,162
CSC Holdings, LLC 5.50% 4/15/2027 (g)	19,450	16,423
DIRECTV Financing, LLC 5.875% 8/15/2027 (g)	34,187	34,234
DIRECTV Financing, LLC 8.875% 2/1/2030 (g)	43,450	44,307
DIRECTV Financing, LLC 10.00% 2/15/2031 (g)	19,575	20,382
Discovery Communications, LLC 4.125% 5/15/2029	725	707
DISH Network Corp. 11.75% 11/15/2027 (g)	63,300	65,389
EchoStar Corp. 10.75% 11/30/2029	45,378	49,298
EchoStar Corp. 6.75% Cash 11/30/2030 (i)	24,861	25,255
Embarq, LLC 7.995% 6/1/2036	78,221	21,589
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (g)	6,015	6,015
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (g)	60,465	60,465
Frontier Communications Holdings, LLC 5.875% 11/1/2029	52,407	52,701
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (g)	54,229	54,560
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (g)	2,985	3,056
Gray Media, Inc. 10.50% 7/15/2029 (g)	79,560	84,504
Gray Media, Inc. 4.75% 10/15/2030 (g)	18,529	14,848
The Income Fund of America — Page 12 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Media, Inc. 5.375% 11/15/2031 (g)	USD61,198	$47,854
Gray Media, Inc. 9.625% 7/15/2032 (g)	49,166	50,021
Lamar Media Corp. 3.625% 1/15/2031	25,415	23,864
Lamar Media Corp. 5.375% 11/1/2033 (g)	26,620	26,362
Ligado Networks, LLC 17.50% PIK 11/3/2023 (g)(i)(l)	52,497	16,668
Lindblad Expeditions, LLC 7.00% 9/15/2030 (g)	2,345	2,410
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (g)	36,840	36,748
Meta Platforms, Inc. 4.55% 5/15/2031	5,000	4,999
Meta Platforms, Inc. 4.60% 11/15/2032	26,833	26,524
Meta Platforms, Inc. 4.875% 11/15/2035	74,121	72,266
Meta Platforms, Inc. 5.25% 5/15/2036	21,179	21,120
Meta Platforms, Inc. 5.50% 11/15/2045	21,227	19,739
Meta Platforms, Inc. 6.20% 5/15/2046	5,000	4,999
Meta Platforms, Inc. 5.40% 8/15/2054	13,000	11,562
Meta Platforms, Inc. 5.625% 11/15/2055	76,805	70,572
Meta Platforms, Inc. 6.30% 5/15/2056	4,008	4,003
Meta Platforms, Inc. 5.75% 11/15/2065	15,162	13,806
News Corp. 3.875% 5/15/2029 (g)	13,000	12,577
Nexstar Media, Inc. 4.75% 11/1/2028 (g)	107,725	106,201
Nexstar Media, Inc. 6.50% 9/15/2033 (g)	81,340	82,019
Nexstar Media, Inc. 7.25% 4/15/2034 (g)	53,067	53,444
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (g)	7,560	7,793
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (g)	8,985	9,356
Orange 4.75% 1/13/2033 (g)	9,245	9,131
Orange 5.75% 1/13/2056 (g)	595	591
SBA Tower Trust 1.631% 11/15/2026 (g)	23,592	23,268
Scripps Escrow II, Inc. 3.875% 1/15/2029 (g)	12,000	11,379
Sinclair Television Group, Inc. 8.125% 2/15/2033 (g)	24,070	24,942
Sirius XM Radio, LLC 5.00% 8/1/2027 (g)	8,332	8,312
Sirius XM Radio, LLC 4.00% 7/15/2028 (g)	63,125	61,336
Sirius XM Radio, LLC 5.50% 7/1/2029 (g)	12,905	12,818
Sirius XM Radio, LLC 4.125% 7/1/2030 (g)	68,223	63,518
Sirius XM Radio, LLC 3.875% 9/1/2031 (g)	114,520	103,734
Sirius XM Radio, LLC 5.875% 4/15/2032 (g)	31,545	31,037
Snap, Inc. 6.875% 3/1/2033 (g)	32,175	31,344
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,579
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,280
T-Mobile USA, Inc. 5.30% 5/15/2035	6,362	6,412
T-Mobile USA, Inc. 4.95% 11/15/2035	1,583	1,547
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,504
Univision Communications, Inc. 4.50% 5/1/2029 (g)	70,479	67,293
Univision Communications, Inc. 7.375% 6/30/2030 (g)	57,901	57,883
Univision Communications, Inc. 8.50% 7/31/2031 (g)	2,365	2,402
Univision Communications, Inc. 9.375% 8/1/2032 (g)	51,550	53,385
Univision Communications, Inc. 8.875% 4/15/2033 (g)	18,700	18,816
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,928
Verizon Communications, Inc. 2.355% 3/15/2032	7,841	6,858
Verizon Communications, Inc. 4.75% 1/15/2033	5,984	5,907
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,866
Verizon Communications, Inc. 5.25% 4/2/2035	10,953	10,955
Verizon Communications, Inc. 5.00% 1/15/2036	14,053	13,732
Verizon Communications, Inc. 5.401% 7/2/2037	382	381
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,527
Verizon Communications, Inc. 2.85% 9/3/2041	501	352
The Income Fund of America — Page 13 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 5.75% 11/30/2045	USD4,227	$4,109
Verizon Communications, Inc. 5.875% 11/30/2055	6,578	6,362
Verizon Communications, Inc. 2.987% 10/30/2056	3,235	1,887
Verizon Communications, Inc. 6.00% 11/30/2065	3,615	3,489
Versant Media Group, Inc. 7.25% 1/30/2031 (g)	20,360	21,149
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,752	1,738
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	77,559	75,529
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	96,285	87,329
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	104,007	74,472
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,073	3,342
WMG Acquisition Corp. 3.75% 12/1/2029 (g)	4,771	4,532
WMG Acquisition Corp. 3.875% 7/15/2030 (g)	30,599	28,864
WMG Acquisition Corp. 3.00% 2/15/2031 (g)	7,235	6,670
		3,291,754
Consumer discretionary 2.17%
Acushnet Co. 5.625% 12/1/2033 (g)	1,440	1,450
Advance Auto Parts, Inc. 5.95% 3/9/2028	3,355	3,415
Advance Auto Parts, Inc. 3.90% 4/15/2030	8,270	7,761
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,524	1,341
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	777
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	910
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	217
Allied Universal Holdco, LLC 4.625% 6/1/2028 (g)	22,900	22,589
Allied Universal Holdco, LLC 6.00% 6/1/2029 (g)	23,230	23,070
Allied Universal Holdco, LLC 6.875% 6/15/2030 (g)	7,180	7,392
Allied Universal Holdco, LLC 7.875% 2/15/2031 (g)	3,415	3,584
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (g)	23,452	24,160
Amazon.com, Inc. 4.10% 11/20/2030	12,250	12,085
Amazon.com, Inc. 4.55% 3/13/2033	10,794	10,668
Amazon.com, Inc. 4.35% 3/20/2033	12,250	11,993
Amazon.com, Inc. 4.65% 11/20/2035	19,942	19,424
Amazon.com, Inc. 4.875% 3/13/2036	10,931	10,775
Amazon.com, Inc. 5.45% 11/20/2055	35,492	33,542
Amazon.com, Inc. 5.80% 3/13/2056	6,710	6,609
Amazon.com, Inc. 5.55% 11/20/2065	17,000	15,874
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (g)	48,325	47,057
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (g)	4,555	4,370
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,500
Boyd Gaming Corp. 4.75% 6/15/2031 (g)	10,920	10,533
Boyne USA, Inc. 4.75% 5/15/2029 (g)	31,780	31,180
Brightstar Lottery PLC 5.75% 1/15/2033 (g)	8,725	8,560
Caesars Entertainment, Inc. 4.625% 10/15/2029 (g)	22,645	21,870
Caesars Entertainment, Inc. 7.00% 2/15/2030 (g)	36,005	36,575
Caesars Entertainment, Inc. 6.50% 2/15/2032 (g)	27,275	26,527
Caesars Entertainment, Inc. 6.00% 10/15/2032 (g)	19,600	17,586
Carnival Corp. 4.00% 8/1/2028 (g)	1,995	1,949
Carnival Corp. 5.125% 5/1/2029 (g)	13,050	13,018
Carnival Corp. 7.00% 8/15/2029 (g)	9,630	10,002
Carnival Corp. 5.75% 3/15/2030 (g)	14,000	14,211
Carnival Corp. 5.75% 8/1/2032 (g)	53,585	53,921
Carnival Corp. 6.125% 2/15/2033 (g)	13,720	13,929
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (g)	20,605	21,680
Cyprium Corp. 6.125% 4/15/2031 (g)	19,640	19,825
The Income Fund of America — Page 14 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cyprium Corp. 6.375% 4/15/2034 (g)	USD14,410	$14,428
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	11,599	11,697
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (g)	1,108	1,118
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (g)	3,825	3,623
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (g)	6,460	6,556
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (g)	14,370	14,657
Fertitta Entertainment, LLC 4.625% 1/15/2029 (g)	37,058	36,100
Fertitta Entertainment, LLC 6.75% 1/15/2030 (g)	8,635	8,372
First Student Bidco, Inc. 4.00% 7/31/2029 (g)	38,200	36,579
Ford Motor Co. 3.25% 2/12/2032	88,550	77,726
Ford Motor Credit Co., LLC 4.271% 1/9/2027	8,820	8,787
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,035
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,500	4,501
Ford Motor Credit Co., LLC 4.125% 8/17/2027	6,910	6,830
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,350	1,327
Ford Motor Credit Co., LLC 6.798% 11/7/2028	4,244	4,403
Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	41,529
Ford Motor Credit Co., LLC 4.97% 4/6/2029	1,780	1,765
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,658
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	18,086
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,925	2,037
Ford Motor Credit Co., LLC 5.73% 9/5/2030	34,331	34,597
Ford Motor Credit Co., LLC 4.00% 11/13/2030	51,645	48,526
Ford Motor Credit Co., LLC 6.05% 3/5/2031	53,551	54,509
Ford Motor Credit Co., LLC 5.42% 4/9/2031	11,552	11,454
Ford Motor Credit Co., LLC 3.625% 6/17/2031	21,447	19,556
Ford Motor Credit Co., LLC 6.054% 11/5/2031	114,398	116,089
Ford Motor Credit Co., LLC 6.532% 3/19/2032	56,470	58,464
Ford Motor Credit Co., LLC 5.753% 4/6/2033	32,892	32,616
Ford Motor Credit Co., LLC 7.122% 11/7/2033	29,159	30,954
Ford Motor Credit Co., LLC 6.125% 3/8/2034	59,265	59,545
Ford Motor Credit Co., LLC 6.50% 2/7/2035	20,880	21,287
Ford Motor Credit Co., LLC 5.869% 10/31/2035	112,761	109,941
Gap, Inc. 3.625% 10/1/2029 (g)	2,507	2,367
Gap, Inc. 3.875% 10/1/2031 (g)	1,670	1,529
General Motors Co. 6.60% 4/1/2036	5,110	5,473
General Motors Co. 6.75% 4/1/2046	12,230	12,765
General Motors Financial Co., Inc. 4.20% 10/27/2028	7,183	7,126
General Motors Financial Co., Inc. 4.75% 4/6/2029	17,771	17,813
General Motors Financial Co., Inc. 4.90% 10/6/2029	2,500	2,517
General Motors Financial Co., Inc. 5.35% 1/7/2030	18,010	18,371
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,483
General Motors Financial Co., Inc. 5.90% 1/7/2035	32,462	33,343
General Motors Financial Co., Inc. 5.45% 1/8/2036	23,083	22,928
Genting New York, LLC 7.25% 10/1/2029 (g)	4,265	4,333
Grand Canyon University 4.375% 10/1/2026	2,500	2,503
Great Canadian Gaming Corp. 8.75% 11/15/2029 (g)	5,025	4,902
Group 1 Automotive, Inc. 6.375% 1/15/2030 (g)	12,220	12,426
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,448
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (g)	22,520	21,343
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (g)	31,890	32,122
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (g)	9,045	8,984
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (g)	17,560	17,004
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,718
The Income Fund of America — Page 15 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 6/15/2029	USD5,000	$4,814
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,486
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,226
Home Depot, Inc. 4.50% 12/6/2048	601	505
Home Depot, Inc. 5.30% 6/25/2054	8,500	7,943
Hyatt Hotels Corp. 5.05% 3/30/2028	7,086	7,157
Hyatt Hotels Corp. 5.75% 3/30/2032	6,694	6,932
Hyundai Capital America 1.50% 6/15/2026 (g)	7,378	7,352
Hyundai Capital America 5.45% 6/24/2026 (g)	7,781	7,795
Hyundai Capital America 1.65% 9/17/2026 (g)	950	940
Hyundai Capital America 3.00% 2/10/2027 (g)	19,500	19,293
Hyundai Capital America 4.85% 3/25/2027 (g)	25,000	25,110
Hyundai Capital America 4.875% 6/23/2027 (g)	8,450	8,486
Hyundai Capital America 5.275% 6/24/2027 (g)	12,573	12,677
Hyundai Capital America 2.375% 10/15/2027 (g)	2,371	2,300
Hyundai Capital America 4.60% 4/6/2028 (g)	12,167	12,170
Hyundai Capital America 4.90% 6/23/2028 (g)	11,406	11,468
Hyundai Capital America 2.10% 9/15/2028 (g)	4,125	3,894
Hyundai Capital America 4.25% 9/18/2028 (g)	2,338	2,319
Hyundai Capital America 4.25% 1/8/2029 (g)	6,745	6,674
Hyundai Capital America 4.75% 4/6/2029 (g)	5,021	5,029
Hyundai Capital America 5.30% 1/8/2030 (g)	18,000	18,306
Hyundai Capital America 5.10% 6/24/2030 (g)	9,959	10,055
Hyundai Capital America 4.50% 9/18/2030 (g)	1,043	1,027
Hyundai Capital America 5.40% 1/8/2031 (g)	1,995	2,035
Hyundai Capital America 5.00% 4/7/2031 (g)	5,588	5,604
International Game Technology PLC 5.25% 1/15/2029 (g)	38,300	38,154
KB Home 7.25% 7/15/2030	10,295	10,525
Kontoor Brands, Inc. 4.125% 11/15/2029 (g)	5,180	4,953
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (g)	45,987	45,051
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (g)	22,295	23,367
Levi Strauss & Co. 3.50% 3/1/2031 (g)	42,030	38,713
Light and Wonder International, Inc. 7.25% 11/15/2029 (g)	3,107	3,179
Light and Wonder International, Inc. 7.50% 9/1/2031 (g)	7,895	8,232
Light and Wonder International, Inc. 6.25% 10/1/2033 (g)	21,235	21,070
Lithia Motors, Inc. 3.875% 6/1/2029 (g)	37,385	35,849
Lithia Motors, Inc. 5.50% 10/1/2030 (g)	19,365	19,272
Lithia Motors, Inc. 4.375% 1/15/2031 (g)	4,550	4,324
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (g)	1,960	2,044
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,534
Marriott International, Inc. 4.50% 5/1/2033	4,432	4,297
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,794
Marriott International, Inc. 5.10% 5/1/2038	3,000	2,879
McDonalds Corp. 4.60% 9/9/2032	1,790	1,799
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	11,330	11,278
MGM Resorts International 5.50% 4/15/2027	3,617	3,624
Newell Brands, Inc. 8.50% 6/1/2028 (g)	15,130	15,820
Newell Brands, Inc. 6.625% 9/15/2029	22,945	22,945
Newell Brands, Inc. 6.375% 5/15/2030	24,145	23,663
Newell Brands, Inc. 6.625% 5/15/2032	24,710	24,004
Newell Brands, Inc. 7.375% 4/1/2036	4,510	4,300
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028 (g)	19,362	18,372
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (g)	9,883	9,170
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (g)	9,310	9,553
The Income Fund of America — Page 16 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (g)	USD43,665	$43,028
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (g)	1,860	1,878
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (g)	17,890	17,660
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (g)	17,914	17,715
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (g)	42,905	44,371
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (g)	952	890
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (g)	41,940	43,759
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (g)	68,175	71,991
Party City Holdings, Inc. 0% 8/27/2030 (b)	31,139	623
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,978
RHP Hotel Properties, LP 7.25% 7/15/2028 (g)	15,445	15,814
RHP Hotel Properties, LP 4.50% 2/15/2029 (g)	22,335	22,001
RHP Hotel Properties, LP 6.50% 6/15/2033 (g)	17,660	18,201
RHP Hotel Properties, LP 5.75% 3/15/2034 (g)	4,015	3,993
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (g)	2,000	2,022
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (g)	5,495	5,571
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	15,000	15,234
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	17,611	17,088
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	18,882	18,562
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	19,952	19,078
Sally Holdings, LLC 6.75% 4/1/2032	34,980	36,077
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,450
Scientific Games Holdings, LP 6.625% 3/1/2030 (g)	8,015	6,770
Service Corp. International 4.625% 12/15/2027	5,715	5,677
Service Corp. International 3.375% 8/15/2030	3,320	3,090
Service Corp. International 4.00% 5/15/2031	7,200	6,807
Service Corp. International 5.75% 10/15/2032	11,135	11,247
Six Flags Entertainment Corp. 8.625% 1/15/2032 (g)	8,980	9,135
Somnigroup International, Inc. 4.00% 4/15/2029 (g)	4,625	4,477
Sonic Automotive, Inc. 4.625% 11/15/2029 (g)	53,085	51,960
Sonic Automotive, Inc. 4.875% 11/15/2031 (g)	46,860	45,079
Starbucks Corp. 5.00% 2/15/2034	1,057	1,064
Starbucks Corp. 5.40% 5/15/2035	2,174	2,232
Station Casinos, LLC 6.625% 3/15/2032 (g)	9,665	9,791
TopBuild Corp. 5.625% 1/31/2034 (g)	13,320	13,501
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,380
Toyota Motor Credit Corp. 4.05% 3/13/2029	10,859	10,789
Toyota Motor Credit Corp. 4.60% 3/11/2033	7,989	7,881
Travel + Leisure Co. 4.50% 12/1/2029 (g)	18,020	17,421
Universal Entertainment Corp. 9.875% 8/1/2029 (g)	3,430	3,298
Vail Resorts, Inc. 5.625% 7/15/2030 (d)(g)	10,760	10,708
Vail Resorts, Inc. 6.50% 5/15/2032 (d)(g)	19,955	20,368
Valvoline, Inc. 3.625% 6/15/2031 (g)	28,499	25,979
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (g)	8,000	7,981
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (g)	8,000	7,974
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (g)	4,276	4,292
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (g)	6,880	7,270
Whirlpool Corp. 6.125% 6/15/2030	10,405	10,211
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (g)	20,505	20,183
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (g)	6,275	6,214
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (g)	3,745	3,722
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (g)	16,206	17,161
		3,180,787
The Income Fund of America — Page 17 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy 1.81%	Principal amount (000)	Value (000)
Antero Midstream Partners, LP 5.375% 6/15/2029 (g)	USD17,795	$17,786
Antero Midstream Partners, LP 6.625% 2/1/2032 (g)	2,430	2,493
Antero Midstream Partners, LP 5.75% 7/1/2034 (g)	18,060	18,024
APA Corp. 5.35% 7/1/2049	1,060	908
Archrock Partners, LP 6.625% 9/1/2032 (g)	3,520	3,634
Archrock Services, LP 6.00% 2/1/2034 (g)	14,785	14,888
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (g)	959	1,104
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (g)	24,790	24,849
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (g)	25,230	25,924
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (g)	13,715	14,098
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,402
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (g)	36,675	36,251
Blue Racer Midstream, LLC 7.00% 7/15/2029 (g)	4,095	4,249
Blue Racer Midstream, LLC 7.25% 7/15/2032 (g)	3,045	3,187
Borr IHC, Ltd. 10.00% 11/15/2028 (g)	40,224	42,047
Borr IHC, Ltd. 10.375% 11/15/2030 (g)	569	597
Bristow Group, Inc. 6.75% 2/1/2033 (g)	2,925	2,978
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	199
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	469
Caturus Energy, LLC 8.50% 2/15/2030 (g)	9,105	9,524
Caturus Energy, LLC 7.125% 5/15/2031 (g)	5,765	5,788
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,704
Chord Energy Corp. 6.75% 3/15/2033 (g)	20,320	21,155
CITGO Petroleum Corp. 8.375% 1/15/2029 (g)	32,845	33,816
CNX Midstream Partners, LP 4.75% 4/15/2030 (g)	8,065	7,809
CNX Resources Corp. 7.375% 1/15/2031 (g)	25,699	26,528
CNX Resources Corp. 7.25% 3/1/2032 (g)	28,215	29,509
CNX Resources Corp. 5.875% 3/1/2034 (g)	9,300	9,231
Comstock Resources, Inc. 6.75% 3/1/2029 (g)	22,880	22,883
Comstock Resources, Inc. 5.875% 1/15/2030 (g)	18,845	18,265
Constellation Oil Services Holding SA 9.375% 11/7/2029 (g)	54,400	57,174
Constellation Oil Services Holding SA 9.375% 11/7/2029	3,460	3,636
Crescent Energy Finance, LLC 7.625% 4/1/2032 (g)	11,750	12,105
Crescent Energy Finance, LLC 7.875% 4/15/2032 (g)	15,465	16,041
Crescent Energy Finance, LLC 7.375% 1/15/2033 (g)	32,175	32,947
Crescent Energy Finance, LLC 8.375% 1/15/2034 (g)	13,055	13,813
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,127
Devon Energy Corp. 5.20% 9/15/2034	3,183	3,197
Devon Energy Corp. 5.75% 9/15/2054	12,317	11,613
Diamond Foreign Asset Co. 8.50% 10/1/2030 (g)	4,091	4,316
Diamondback Energy, Inc. 5.75% 4/18/2054	4,482	4,304
DT Midstream, Inc. 4.125% 6/15/2029 (g)	8,935	8,750
DT Midstream, Inc. 4.375% 6/15/2031 (g)	9,670	9,350
Ecopetrol SA 8.875% 1/13/2033	30,810	33,110
Energy Transfer, LP 7.375% 2/1/2031 (g)	14,441	14,960
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,567	1,581
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	263
EOG Resources, Inc. 4.40% 1/15/2031	1,673	1,660
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,772
Equinor ASA 4.25% 11/23/2041	3,000	2,613
Exxon Mobil Corp. 2.44% 8/16/2029	65	62
FORESEA Holding SA 7.50% 6/15/2030	1,142	1,133
Genesis Energy, LP 8.25% 1/15/2029	28,935	30,155
Genesis Energy, LP 8.875% 4/15/2030	31,359	32,869
The Income Fund of America — Page 18 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 7.875% 5/15/2032	USD22,295	$23,385
Genesis Energy, LP 6.75% 3/15/2034	14,310	14,419
Global Partners, LP 8.25% 1/15/2032 (g)	7,690	8,077
Global Partners, LP 7.125% 7/1/2033 (g)	5,730	5,875
Harvest Midstream I, LP 7.50% 9/1/2028 (g)	21,620	21,778
Harvest Midstream I, LP 7.50% 5/15/2032 (g)	18,570	19,409
Hess Midstream Operations, LP 5.875% 3/1/2028 (g)	5,150	5,203
Hess Midstream Operations, LP 5.125% 6/15/2028 (g)	14,435	14,376
Hess Midstream Operations, LP 6.50% 6/1/2029 (g)	7,135	7,314
Hess Midstream Operations, LP 4.25% 2/15/2030 (g)	5,020	4,871
Hess Midstream Operations, LP 5.50% 10/15/2030 (g)	8,545	8,554
Hilcorp Energy I, LP 5.75% 2/1/2029 (g)	1,410	1,410
Hilcorp Energy I, LP 6.00% 4/15/2030 (g)	17,350	17,291
Hilcorp Energy I, LP 6.00% 2/1/2031 (g)	25,185	24,904
Hilcorp Energy I, LP 6.25% 4/15/2032 (g)	3,840	3,817
Hilcorp Energy I, LP 8.375% 11/1/2033 (g)	18,035	19,294
Hilcorp Energy I, LP 6.875% 5/15/2034 (g)	5,350	5,380
Infinity Natural Resources, LLC 7.625% 4/1/2031 (g)	9,050	9,208
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	29,180
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	18,054
Kinder Morgan, Inc. 5.00% 2/1/2029	3	3
Kinder Morgan, Inc. 5.40% 2/1/2034	890	912
Kinder Morgan, Inc. 5.45% 8/1/2052	264	243
Kodiak Gas Services, LLC 5.875% 4/1/2031 (g)	4,385	4,419
Kodiak Gas Services, LLC 6.50% 10/1/2033 (g)	1,760	1,801
Kodiak Gas Services, LLC 6.75% 10/1/2035 (g)	4,320	4,490
Matador Resources Co. 6.50% 4/15/2032 (g)	11,845	12,101
Matador Resources Co. 6.25% 4/15/2033 (g)	10,760	10,949
Matador Resources Co. 6.00% 4/15/2034 (g)	3,380	3,394
Mesquite Energy, Inc. 7.25% 2/15/2023 (b)(g)(l)	5,374	— (c)
MPLX, LP 5.40% 9/15/2035	2,372	2,372
Murphy Oil Corp. 6.00% 10/1/2032	5,070	5,106
Nabors Industries, Inc. 9.125% 1/31/2030 (g)	38,225	40,164
Nabors Industries, Inc. 7.625% 11/15/2032 (g)	40,965	42,766
New Fortress Energy, Inc. 6.50% 9/30/2026 (g)(l)	13,935	2,588
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(f)(i)	33,059	33,059
NFE Financing, LLC 12.00% 11/15/2029 (g)(l)	296,698	133,698
Noble Finance II, LLC 8.00% 4/15/2030 (g)	33,050	34,387
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (g)	39,610	41,381
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (g)	21,455	22,246
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,782
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	39,759
Occidental Petroleum Corp. 6.625% 9/1/2030	21,621	23,060
Occidental Petroleum Corp. 5.375% 1/1/2032	23,000	23,497
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (g)	14,198	14,084
Permian Resources Operating, LLC 5.875% 7/1/2029 (g)	650	651
Permian Resources Operating, LLC 9.875% 7/15/2031 (g)	16,931	17,921
Permian Resources Operating, LLC 7.00% 1/15/2032 (g)	12,880	13,403
Permian Resources Operating, LLC 6.25% 2/1/2033 (g)	14,965	15,330
Petroleos Mexicanos 6.49% 1/23/2027	2,663	2,683
Petroleos Mexicanos 6.50% 3/13/2027	9,370	9,474
Petroleos Mexicanos 5.35% 2/12/2028	4,967	4,968
Petroleos Mexicanos 6.50% 1/23/2029	865	881
Petroleos Mexicanos 8.75% 6/2/2029	32,208	34,501
The Income Fund of America — Page 19 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.84% 1/23/2030	USD25,862	$26,342
Petroleos Mexicanos 5.95% 1/28/2031	54,032	52,895
Petroleos Mexicanos 6.70% 2/16/2032	123,631	124,111
Petroleos Mexicanos 10.00% 2/7/2033	18,000	21,104
Petroleos Mexicanos 6.625% 6/15/2035	12,000	11,589
Petroleos Mexicanos 6.95% 1/28/2060	11,660	9,718
Plains All American Pipeline, LP 3.80% 9/15/2030	450	434
Raizen Fuels Finance SA 6.25% 7/8/2032 (l)	22,560	12,408
Range Resources Corp. 4.75% 2/15/2030 (g)	4,415	4,334
Saudi Arabian Oil Co. 4.00% 2/2/2029 (g)	11,435	11,290
Saudi Arabian Oil Co. 4.375% 2/2/2031 (g)	33,866	33,316
Saudi Arabian Oil Co. 5.00% 2/2/2036 (g)	2,793	2,751
Saudi Arabian Oil Co. 6.00% 2/2/2056 (g)	2,500	2,450
Schlumberger Investment SA 4.55% 5/7/2031	1,428	1,427
Schlumberger Investment SA 4.80% 5/7/2033	3,498	3,489
Schlumberger Investment SA 5.15% 5/7/2036	4,247	4,241
Seadrill Finance, Ltd. 8.375% 8/1/2030 (g)	10,965	11,500
SM Energy Co. 8.375% 7/1/2028 (g)	16,625	17,063
SM Energy Co. 6.50% 7/15/2028	2,975	2,985
SM Energy Co. 8.625% 11/1/2030 (g)	7,165	7,582
SM Energy Co. 8.75% 7/1/2031 (g)	31,405	32,958
SM Energy Co. 9.625% 6/15/2033 (g)	5,980	6,666
SM Energy Co. 6.625% 4/15/2034 (g)	15,155	15,371
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	2,952	2,974
Suburban Propane Partners, LP 5.00% 6/1/2031 (g)	6,125	5,885
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (g)	19,570	20,472
Sunoco, LP 5.875% 3/15/2028	12,700	12,762
Sunoco, LP 7.00% 9/15/2028 (g)	14,945	15,309
Sunoco, LP 7.00% 5/1/2029 (g)	10,240	10,580
Sunoco, LP 4.50% 5/15/2029	14,670	14,414
Sunoco, LP 4.50% 10/1/2029 (g)	1,735	1,701
Sunoco, LP 4.50% 4/30/2030	6,950	6,756
Sunoco, LP 4.625% 5/1/2030 (g)	5,545	5,396
Sunoco, LP 5.625% 3/15/2031 (g)	7,715	7,747
Sunoco, LP 7.25% 5/1/2032 (g)	1,385	1,451
Sunoco, LP 6.25% 7/1/2033 (g)	14,590	14,919
Sunoco, LP 5.875% 3/15/2034 (g)	8,715	8,688
Sunoco, LP 5.625% 7/15/2034 (g)	9,140	9,022
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (g)(k)	14,755	15,288
Superior Plus, LP 4.50% 3/15/2029 (g)	5,792	5,619
Talos Production, Inc. 9.00% 2/1/2029 (g)	8,450	8,820
Talos Production, Inc. 9.375% 2/1/2031 (g)	13,725	14,609
Tidewater, Inc. 9.125% 7/15/2030 (g)	4,155	4,476
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	7,019
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	21,927	21,708
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,418
Transocean International, Ltd. 8.25% 5/15/2029 (g)	9,080	9,433
Transocean International, Ltd. 8.75% 2/15/2030 (g)	1,183	1,240
Transocean International, Ltd. 8.50% 5/15/2031 (g)	14,395	15,230
Transocean International, Ltd. 7.875% 10/15/2032 (g)	2,435	2,610
USA Compression Partners, LP 6.25% 10/1/2033 (g)	17,450	17,619
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,947
Valero Energy Corp. 5.15% 3/10/2036	2,500	2,463
The Income Fund of America — Page 20 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (g)	USD20,300	$19,457
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (g)	9,201	9,475
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	40,865	38,304
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (g)	3,150	2,809
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (g)	4,160	4,194
Venture Global LNG, Inc. 8.125% 6/1/2028 (g)	12,415	12,709
Venture Global LNG, Inc. 7.00% 1/15/2030 (g)	16,110	16,579
Venture Global LNG, Inc. 8.375% 6/1/2031 (g)	75,260	78,504
Venture Global LNG, Inc. 9.875% 2/1/2032 (g)	21,190	22,744
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (g)	15,889	16,393
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (g)	22,745	25,233
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (g)	15,050	15,786
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (g)	14,695	15,384
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (g)	14,885	16,748
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (g)	34,780	36,989
Weatherford International, Ltd. 8.625% 4/30/2030 (g)	31,671	32,472
Weatherford International, Ltd. 6.75% 10/15/2033 (g)	12,475	12,947
		2,657,048
Health care 1.55%
1261229 B.C., Ltd. 10.00% 4/15/2032 (g)	76,923	79,496
Abbott Laboratories 4.30% 3/15/2033	12,500	12,215
Abbott Laboratories 4.65% 3/15/2036	16,750	16,273
Abbott Laboratories 5.50% 3/15/2056	12,500	12,094
AbbVie, Inc. 4.125% 3/15/2031	3,587	3,531
AbbVie, Inc. 4.95% 3/15/2031	20,925	21,360
AbbVie, Inc. 4.40% 3/15/2033	6,409	6,294
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,065
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,553
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,187
AbbVie, Inc. 4.75% 3/15/2036	2,287	2,237
AbbVie, Inc. 5.35% 3/15/2044	375	365
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,072
AbbVie, Inc. 5.40% 3/15/2054	10,500	9,972
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,376
AbbVie, Inc. 5.55% 3/15/2056	3,463	3,357
Accendra Health, Inc. 4.50% 3/31/2029 (g)	75,420	50,337
Accendra Health, Inc. 6.625% 4/1/2030 (g)	36,597	19,693
Adapthealth, LLC 6.125% 8/1/2028 (g)	420	420
Adapthealth, LLC 4.625% 8/1/2029 (g)	11,450	11,094
Adapthealth, LLC 5.125% 3/1/2030 (g)	4,380	4,262
Amgen, Inc. 4.20% 2/19/2031	8,914	8,795
Amgen, Inc. 5.25% 3/2/2033	15,668	16,038
Amgen, Inc. 4.85% 2/19/2036	10,066	9,853
Amgen, Inc. 5.60% 3/2/2043	6,753	6,665
Amgen, Inc. 5.50% 2/19/2046	14,298	13,681
Amgen, Inc. 5.65% 3/2/2053	2,044	1,967
Amgen, Inc. 5.65% 2/19/2056	13,979	13,431
Amgen, Inc. 4.40% 2/22/2062	3,249	2,508
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,347
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,132
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,497
Augusta SpinCo Corp. 4.398% 3/23/2029	2,500	2,492
Augusta SpinCo Corp. 4.945% 3/23/2033	2,500	2,489
The Income Fund of America — Page 21 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Augusta SpinCo Corp. 5.245% 3/23/2036	USD1,501	$1,495
Avantor Funding, Inc. 4.625% 7/15/2028 (g)	13,775	13,585
Avantor Funding, Inc. 3.875% 11/1/2029 (g)	29,725	28,274
Bausch + Lomb Corp. 8.375% 10/1/2028 (g)	17,435	18,023
Bausch Health Americas, Inc. 8.50% 1/31/2027 (g)	47,050	46,977
Bausch Health Cos., Inc. 4.875% 6/1/2028 (g)	289	272
Bausch Health Cos., Inc. 5.25% 1/30/2030 (g)	13,220	8,616
Bausch Health Cos., Inc. 5.25% 2/15/2031 (g)	4,610	2,747
Baxter International, Inc. 1.915% 2/1/2027	4,235	4,152
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,178
Baxter International, Inc. 4.45% 2/15/2029	369	366
Baxter International, Inc. 4.90% 12/15/2030	1,984	1,964
Baxter International, Inc. 5.65% 12/15/2035	404	397
Bayer US Finance, LLC 6.125% 11/21/2026 (g)	9,951	10,028
Bayer US Finance, LLC 6.25% 1/21/2029 (g)	5,902	6,125
Bayer US Finance II, LLC 4.40% 7/15/2044 (g)	13,090	10,425
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (g)	15,710	15,607
Bristol-Myers Squibb Co. 5.20% 2/22/2034	11,275	11,552
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,500	1,441
Cencora, Inc. 4.60% 2/13/2033	3,500	3,444
Cencora, Inc. 4.90% 2/13/2036	2,358	2,302
Centene Corp. 4.25% 12/15/2027	15,797	15,711
Centene Corp. 2.45% 7/15/2028	15,555	14,693
Centene Corp. 4.625% 12/15/2029	41,931	40,899
Centene Corp. 3.375% 2/15/2030	22,933	21,321
Centene Corp. 3.00% 10/15/2030	8,350	7,511
Centene Corp. 2.50% 3/1/2031	60,465	52,727
Centene Corp. 2.625% 8/1/2031	21,207	18,393
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (g)	27,840	27,356
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (g)	900	893
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (g)	38,125	36,019
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (g)	8,075	7,561
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (g)	15,894	17,090
Cigna Group (The) 4.875% 9/15/2032	2,000	2,004
Cigna Group (The) 5.25% 1/15/2036	13,439	13,486
Cigna Group (The) 6.00% 1/15/2056	8,878	8,882
CVS Health Corp. 5.00% 1/30/2029	7,413	7,506
CVS Health Corp. 5.40% 6/1/2029	9,561	9,788
CVS Health Corp. 5.55% 6/1/2031	7,012	7,252
CVS Health Corp. 5.00% 9/15/2032	526	529
CVS Health Corp. 5.70% 6/1/2034	8,598	8,877
CVS Health Corp. 5.45% 9/15/2035	895	904
CVS Health Corp. 6.20% 9/15/2055	10,759	10,715
DaVita, Inc. 4.625% 6/1/2030 (g)	14,595	14,135
DaVita, Inc. 3.75% 2/15/2031 (g)	20,865	19,369
DaVita, Inc. 6.875% 9/1/2032 (g)	7,235	7,473
DaVita, Inc. 6.75% 7/15/2033 (g)	20,730	21,387
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,216
Elevance Health, Inc. 5.00% 1/15/2036	1,627	1,598
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,142
Elevance Health, Inc. 5.70% 9/15/2055	12,750	12,251
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,439
Eli Lilly and Co. 4.90% 10/15/2035	3,000	2,995
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,239
The Income Fund of America — Page 22 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Encompass Health Corp. 4.50% 2/1/2028	USD13,743	$13,644
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,492
Endo Finance Holdings, LP 8.50% 4/15/2031 (g)	40,740	43,204
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,748
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,614
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	2,958
HCA, Inc. 4.70% 5/15/2031	10,000	9,955
HCA, Inc. 5.00% 5/15/2033	15,000	14,905
HCA, Inc. 5.30% 5/15/2036	15,000	14,871
Humana, Inc. 5.375% 4/15/2031	6,292	6,379
Humana, Inc. 5.55% 5/1/2035	10,618	10,557
Humana, Inc. 5.75% 4/15/2054	2,916	2,638
IQVIA, Inc. 5.00% 5/15/2027 (g)	11,510	11,506
IQVIA, Inc. 6.50% 5/15/2030 (g)	37,505	38,418
IQVIA, Inc. 6.25% 6/1/2032 (g)	23,110	23,564
Jazz Securities DAC 4.375% 1/15/2029 (g)	14,125	13,822
Medline Borrower, LP 3.875% 4/1/2029 (g)	7,795	7,577
Medline Borrower, LP 6.25% 4/1/2029 (g)	12,089	12,378
Medline Borrower, LP 5.25% 10/1/2029 (g)	31,235	31,102
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,457
Molina Healthcare, Inc. 4.375% 6/15/2028 (g)	25,995	25,643
Molina Healthcare, Inc. 3.875% 11/15/2030 (g)	14,335	13,293
Molina Healthcare, Inc. 6.50% 2/15/2031 (g)	24,615	25,075
Molina Healthcare, Inc. 3.875% 5/15/2032 (g)	88,220	79,240
Molina Healthcare, Inc. 6.25% 1/15/2033 (g)	46,680	46,658
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,250
Novartis Capital Corp. 4.90% 3/18/2036	2,561	2,544
Novartis Capital Corp. 5.60% 3/18/2046	594	595
Novartis Capital Corp. 5.70% 3/18/2056	2,184	2,189
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	8,425	7,934
Pfizer, Inc. 4.50% 11/15/2032	16,500	16,353
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,946
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,925
Quest Diagnostics, Inc. 5.00% 6/30/2036	20,000	19,672
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (g)(i)	40,123	36,562
Radiology Partners, Inc. 8.50% 7/15/2032 (g)	65,015	64,724
Rede D’Or Finance SARL 4.95% 1/17/2028	200	198
Rede D’Or Finance SARL 4.50% 1/22/2030	400	378
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	6,953	6,935
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	3,703	3,648
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (g)	41,105	41,047
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	16,803	16,832
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,547	1,534
Tenet Healthcare Corp. 5.125% 11/1/2027	21,110	21,102
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,590
Tenet Healthcare Corp. 6.125% 10/1/2028	12,250	12,287
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,705
Tenet Healthcare Corp. 6.75% 5/15/2031	14,510	14,919
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	19,453	19,323
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	47,053	47,035
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	181,221	185,992
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	129,715	130,271
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	18,636	20,113
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	5,275	5,956
The Income Fund of America — Page 23 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	USD21,690	$22,598
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	2,025
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	40,870	41,973
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	528	521
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	2,859	2,831
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,390
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,177	11,405
UnitedHealth Group, Inc. 5.625% 7/15/2054	9,300	8,909
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,877	10,008
		2,271,396
Information technology 1.22%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,150
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,583
Amphenol Corp. 4.625% 2/15/2036	13,297	12,858
Amphenol Corp. 5.30% 11/15/2055	6,575	6,163
ams-OSRAM AG 12.25% 3/30/2029 (g)	43,830	46,911
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,688
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,729
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (g)	10,710	10,610
Black Pearl Compute, LLC 6.125% 2/15/2031 (g)	21,245	21,581
Broadcom, Inc. 4.35% 2/15/2030	3,269	3,257
Broadcom, Inc. 5.15% 11/15/2031	938	961
Broadcom, Inc. 4.55% 2/15/2032	911	906
Broadcom, Inc. 4.80% 10/15/2034	929	917
Broadcom, Inc. 5.20% 7/15/2035	14,887	15,023
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,883
Broadcom, Inc. 3.187% 11/15/2036 (g)	239	201
Broadcom, Inc. 4.90% 2/15/2038	12,995	12,566
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	17,312
Cloud Software Group, Inc. 6.50% 3/31/2029 (g)	50,210	48,928
Cloud Software Group, Inc. 9.00% 9/30/2029 (g)	86,755	85,255
Cloud Software Group, Inc. 8.25% 6/30/2032 (g)	24,400	23,198
Cloud Software Group, Inc. 6.625% 8/15/2033 (g)	19,205	17,218
CoreWeave, Inc. 9.25% 6/1/2030 (g)	11,300	11,450
CoreWeave, Inc. 9.75% 10/1/2031 (g)	49,535	49,861
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)(g)	113,485	119,496
Ellucian Holdings, Inc. 6.50% 12/1/2029 (g)	12,955	12,775
Entegris, Inc. 3.625% 5/1/2029 (g)	30,000	28,636
Fair Isaac Corp. 4.00% 6/15/2028 (g)	16,730	16,322
Fair Isaac Corp. 6.00% 5/15/2033 (g)	34,600	34,151
Hughes Satellite Systems Corp. 5.25% 8/1/2026	149,996	136,231
Hughes Satellite Systems Corp. 6.625% 8/1/2026	133,471	95,222
HUT 8 DC, LLC 6.192% 11/15/2042 (g)	7,419	7,485
Intel Corp. 4.65% 6/1/2031	4,419	4,403
Intel Corp. 5.00% 8/15/2033	3,450	3,438
Intel Corp. 5.30% 5/15/2036	3,675	3,661
Intel Corp. 3.05% 8/12/2051	3,040	1,876
Intel Corp. 5.60% 2/21/2054	10,509	9,772
Intel Corp. 6.125% 5/15/2056	6,000	5,959
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (g)	20,440	20,445
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,283
NCR Atleos Corp. 9.50% 4/1/2029 (g)	59,983	63,847
NCR Voyix Corp. 5.125% 4/15/2029 (g)	4,281	4,159
The Income Fund of America — Page 24 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 3.25% 11/15/2027	USD5,000	$4,894
Oracle Corp. 4.55% 2/4/2029	17,230	17,024
Oracle Corp. 4.95% 2/4/2031	38,461	37,632
Oracle Corp. 5.25% 2/3/2032	4,500	4,437
Oracle Corp. 4.80% 9/26/2032	44,000	41,855
Oracle Corp. 6.25% 11/9/2032	25,176	25,851
Oracle Corp. 5.35% 5/4/2033	12,865	12,513
Oracle Corp. 5.20% 9/26/2035	54,330	50,655
Oracle Corp. 5.70% 2/4/2036	50,352	48,381
Oracle Corp. 5.875% 9/26/2045	37,430	32,267
Oracle Corp. 6.55% 2/4/2046	16,630	15,477
Oracle Corp. 6.00% 8/3/2055	10,956	9,193
Oracle Corp. 5.95% 9/26/2055	31,264	26,211
Oracle Corp. 6.70% 2/4/2056	103,880	95,813
Oracle Corp. 6.10% 9/26/2065	17,012	14,068
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (g)	27,052	27,060
Roper Technologies, Inc. 5.10% 9/15/2035	559	543
SE Cosmos, LLC 8.875% 5/1/2031 (g)	33,080	32,915
Shift4 Payments, LLC 6.75% 8/15/2032 (g)	4,980	4,974
Synaptics, Inc. 4.00% 6/15/2029 (g)	3,700	3,521
Synopsys, Inc. 4.85% 4/1/2030	7,467	7,533
Synopsys, Inc. 5.15% 4/1/2035	8,029	8,033
Synopsys, Inc. 5.70% 4/1/2055	4,101	3,941
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,463
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,324
Texas Instruments, Inc. 5.10% 5/23/2035	8,250	8,368
Texas Instruments, Inc. 5.15% 2/8/2054	8,750	8,196
UKG, Inc. 6.875% 2/1/2031 (g)	13,825	13,467
Unisys Corp. 10.625% 1/15/2031 (g)	23,393	20,358
Viasat, Inc. 5.625% 4/15/2027 (g)	95,464	95,302
Viasat, Inc. 6.50% 7/15/2028 (g)	27,508	27,419
Viasat, Inc. 7.50% 5/30/2031 (g)	65,930	66,158
Viavi Solutions, Inc. 3.75% 10/1/2029 (g)	4,675	4,470
VoltaGrid, LLC 7.375% 11/1/2030 (g)	4,520	4,694
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (f)(i)	8,424	9,348
WULF Compute, LLC 7.75% 10/15/2030 (g)	17,350	18,245
		1,794,973
Industrials 1.03%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (g)	15,509	15,988
ADT Security Corp. 4.125% 8/1/2029 (g)	1,380	1,328
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (g)	21,115	20,869
AECOM 6.00% 8/1/2033 (g)	2,240	2,260
Air Lease Corp. 4.40% 3/24/2028 (g)	8,550	8,507
Air Lease Corp. 4.85% 3/24/2031 (g)	10,705	10,613
Air Lease Corp. 5.50% 3/24/2036 (g)	1,500	1,488
Allison Transmission, Inc. 3.75% 1/30/2031 (g)	25,185	23,676
Allison Transmission, Inc. 5.875% 12/1/2033 (g)	9,350	9,460
Amentum Holdings, Inc. 7.25% 8/1/2032 (g)	24,235	25,100
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,631
Aramark Services, Inc. 5.00% 2/1/2028 (g)	46,660	46,591
ATI, Inc. 4.875% 10/1/2029	30,055	29,873
ATI, Inc. 7.25% 8/15/2030	14,815	15,440
ATI, Inc. 5.125% 10/1/2031	15,485	15,437
The Income Fund of America — Page 25 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (g)	USD10,553	$10,587
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (g)	27,645	26,877
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (g)	15,725	16,155
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (g)	6,165	6,227
Axon Enterprise, Inc. 6.125% 3/15/2030 (g)	7,230	7,411
BAE Systems PLC 5.125% 3/26/2029 (g)	6,670	6,809
BAE Systems PLC 5.25% 3/26/2031 (g)	5,564	5,701
BAE Systems PLC 5.30% 3/26/2034 (g)	6,357	6,493
BAE Systems PLC 5.50% 3/26/2054 (g)	1,175	1,154
Boeing Co. (The) 3.10% 5/1/2026	500	500
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,526
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,211
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,596
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,591
Boeing Co. (The) 3.60% 5/1/2034	5,750	5,170
Boeing Co. (The) 6.528% 5/1/2034	12,092	13,228
Boeing Co. (The) 3.90% 5/1/2049	800	588
Boeing Co. (The) 5.805% 5/1/2050	3,525	3,437
Boeing Co. (The) 6.858% 5/1/2054	3,872	4,304
Boeing Co. (The) 7.008% 5/1/2064	1,075	1,202
Brink’s Co. (The) 4.625% 10/15/2027 (g)	12,800	12,748
Brink’s Co. (The) 6.50% 6/15/2029 (g)	4,755	4,869
Brink’s Co. (The) 6.75% 6/15/2032 (g)	7,500	7,700
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,118
BWX Technologies, Inc. 4.125% 6/30/2028 (g)	5,190	5,126
BWX Technologies, Inc. 4.125% 4/15/2029 (g)	8,595	8,380
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,975
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,698	4,773
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,028	760
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,089
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (g)	31,500	30,447
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (g)	27,445	24,917
Clean Harbors, Inc. 5.125% 7/15/2029 (g)	2,575	2,558
Clean Harbors, Inc. 6.375% 2/1/2031 (g)	17,399	17,721
Clean Harbors, Inc. 5.75% 10/15/2033 (g)	18,165	18,349
Columbus McKinnon Corp. 7.125% 2/1/2033 (g)	15,615	15,713
CoreLogic, Inc. 4.50% 5/1/2028 (g)	62,256	60,591
CSX Corp. 3.80% 3/1/2028	1,300	1,290
CSX Corp. 4.10% 11/15/2032	10,713	10,433
CSX Corp. 5.05% 6/15/2035	12,097	12,157
Eaton Corp. 4.50% 3/6/2033	5,683	5,600
Eaton Corp. 4.80% 3/6/2036	9,682	9,535
Enviri Corp. 5.75% 7/31/2027 (g)	11,130	11,120
EquipmentShare.com, Inc. 9.00% 5/15/2028 (g)	28,730	29,822
EquipmentShare.com, Inc. 8.625% 5/15/2032 (g)	34,660	36,802
EquipmentShare.com, Inc. 8.00% 3/15/2033 (g)	18,890	19,824
ESAB Corp. 5.625% 4/1/2031 (g)	8,775	8,878
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (g)	30,400	30,406
Garda World Security Corp. 6.50% 1/15/2031 (g)	13,605	13,906
Garda World Security Corp. 8.375% 11/15/2032 (g)	19,275	19,903
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,286
General Electric Co. 4.90% 1/29/2036	726	724
Herc Holdings, Inc. 6.625% 6/15/2029 (g)	19,575	20,068
Herc Holdings, Inc. 7.00% 6/15/2030 (g)	18,605	19,367
The Income Fund of America — Page 26 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Herc Holdings, Inc. 7.25% 6/15/2033 (g)	USD7,940	$8,320
Hertz Corp. (The) 4.625% 12/1/2026 (g)	2,505	2,421
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (g)	19,154	18,926
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (g)	16,223	16,024
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (g)	2,751	2,721
Icahn Enterprises, LP 5.25% 5/15/2027	38,655	38,308
Icahn Enterprises, LP 9.75% 1/15/2029	1,100	1,106
Icahn Enterprises, LP 4.375% 2/1/2029	16,595	14,559
Icahn Enterprises, LP 10.00% 11/15/2029 (g)	965	975
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,627
LG Energy Solution, Ltd. 5.25% 4/2/2031 (g)	3,395	3,404
LG Energy Solution, Ltd. 5.875% 4/2/2036 (g)	3,920	3,931
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,100
Mexico City Airport Trust 3.875% 4/30/2028 (g)	770	760
Mexico City Airport Trust 5.50% 10/31/2046	800	698
Mexico City Airport Trust 5.50% 7/31/2047	1,500	1,305
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (g)	9,224	9,123
Moog, Inc. 5.50% 10/15/2034 (g)	3,460	3,472
Mueller Water Products, Inc. 4.00% 6/15/2029 (g)	5,110	4,953
NESCO Holdings II, Inc. 5.50% 4/15/2029 (g)	3,850	3,834
Norfolk Southern Corp. 4.45% 3/1/2033	3,847	3,789
Norfolk Southern Corp. 5.10% 5/1/2035	6,912	6,965
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,116
Norfolk Southern Corp. 5.35% 8/1/2054	8,613	8,055
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,370
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,909
Paychex, Inc. 5.60% 4/15/2035	814	816
RB Global Holdings, Inc. 7.75% 3/15/2031 (g)	11,040	11,476
Reworld Holding Corp. 4.875% 12/1/2029 (g)	13,760	13,222
RTX Corp. 1.90% 9/1/2031	6,250	5,460
RTX Corp. 5.15% 2/27/2033	9,542	9,735
RTX Corp. 5.375% 2/27/2053	5,447	5,126
Science Applications International Corp. 5.875% 11/1/2033 (g)	5,215	5,149
Sensata Technologies BV 4.00% 4/15/2029 (g)	19,310	18,800
Sensata Technologies, Inc. 3.75% 2/15/2031 (g)	26,288	24,435
Siemens Funding BV 4.90% 5/28/2032 (g)	16,000	16,313
Siemens Funding BV 5.80% 5/28/2055 (g)	11,564	11,721
Spirit AeroSystems, Inc. 4.60% 6/15/2028	730	730
Standard Building Solutions, Inc. 6.25% 8/1/2033 (g)	10,880	10,885
Sumisho Air Lease Corp. 2.20% 1/15/2027	934	920
Takeoff Merger Sub, Inc. 4.50% 3/24/2029 (g)	8,720	8,668
Team Services Holding, Inc. 9.00% 2/15/2033 (g)	2,280	2,282
TransDigm, Inc. 6.75% 8/15/2028 (g)	11,790	11,964
TransDigm, Inc. 4.625% 1/15/2029	16,850	16,640
TransDigm, Inc. 6.375% 3/1/2029 (g)	14,590	14,899
TransDigm, Inc. 6.625% 3/1/2032 (g)	3,870	3,982
TransDigm, Inc. 6.375% 5/31/2033 (g)	28,120	28,357
TransDigm, Inc. 6.25% 1/31/2034 (g)	2,775	2,839
TransDigm, Inc. 6.75% 1/31/2034 (g)	32,145	33,046
TransDigm, Inc. 6.125% 7/31/2034 (g)	10,040	10,064
Triton Container International, Ltd. 3.15% 6/15/2031 (g)	7,222	6,542
Tyco Electronics Group SA 4.875% 2/9/2036	952	938
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,803
Union Pacific Corp. 2.80% 2/14/2032	10,037	9,159
The Income Fund of America — Page 27 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 5.10% 2/20/2035	USD6,058	$6,168
Union Pacific Corp. 2.95% 3/10/2052	688	434
Union Pacific Corp. 5.60% 12/1/2054	3,643	3,567
United Airlines Holdings, Inc. 5.375% 3/1/2031	4,765	4,702
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,859
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	20,469
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	10,207
United Rentals (North America), Inc. 6.125% 3/15/2034 (g)	29,140	29,980
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (g)	970	999
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021 (g)(l)	1,633	16
Waste Management, Inc. 5.35% 10/15/2054	2,500	2,384
Waste Pro USA, Inc. 7.00% 2/1/2033 (g)	7,165	7,317
WESCO Distribution, Inc. 7.25% 6/15/2028 (g)	6,435	6,455
WESCO Distribution, Inc. 5.25% 4/15/2031 (g)	5,630	5,641
WESCO Distribution, Inc. 6.625% 3/15/2032 (g)	20,920	21,692
WESCO Distribution, Inc. 6.375% 3/15/2033 (g)	25,770	26,637
WESCO Distribution, Inc. 5.50% 4/15/2034 (g)	8,865	8,864
XPO, Inc. 6.25% 6/1/2028 (g)	4,950	5,022
XPO, Inc. 7.125% 6/1/2031 (g)	6,765	7,008
XPO, Inc. 7.125% 2/1/2032 (g)	14,878	15,526
		1,503,672
Materials 0.89%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,572
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (g)	8,629	9,028
ARD Finance SA 7.25% PIK 6/30/2027 (g)(i)	18,357	229
Avient Corp. 7.125% 8/1/2030 (g)	6,900	7,032
Avient Corp. 6.25% 11/1/2031 (g)	7,115	7,223
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (g)	7,585	7,886
Axalta Coating Systems, LLC 4.75% 6/15/2027 (g)	14,076	14,021
Ball Corp. 6.00% 6/15/2029	24,810	25,271
Ball Corp. 2.875% 8/15/2030	1,540	1,402
Ball Corp. 3.125% 9/15/2031	20,755	18,833
Ball Corp. 5.50% 9/15/2033	22,720	22,793
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	6,101	6,138
Canpack Group, Inc. 6.00% 5/15/2031 (g)	5,365	5,370
CAN-PACK SA 3.875% 11/15/2029 (g)	24,597	23,288
Capstone Copper Corp. 6.75% 3/31/2033 (g)	8,275	8,427
Celanese US Holdings, LLC 7.165% 7/15/2027	34,028	34,960
Celanese US Holdings, LLC 6.85% 11/15/2028	22,109	23,139
Celanese US Holdings, LLC 7.33% 7/15/2029	18,697	19,625
Celanese US Holdings, LLC 6.50% 4/15/2030	2,890	2,958
Celanese US Holdings, LLC 7.05% 11/15/2030	34,843	37,424
Celanese US Holdings, LLC 7.00% 2/15/2031	7,865	8,189
Celanese US Holdings, LLC 6.75% 4/15/2033	33,876	34,915
Celanese US Holdings, LLC 7.20% 11/15/2033	3,430	3,711
Celanese US Holdings, LLC 7.375% 2/15/2034	26,899	28,182
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (g)	36,580	35,365
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (g)	37,251	37,988
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (g)	36,895	36,366
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (g)	9,625	8,877
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (g)	59,850	61,158
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (g)	35,786	35,808
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (g)	19,149	19,367
The Income Fund of America — Page 28 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (g)	USD28,610	$28,921
Commercial Metals Co. 5.75% 11/15/2033 (g)	7,595	7,612
Commercial Metals Co. 6.00% 12/15/2035 (g)	20,910	20,900
Consolidated Energy Finance SA 5.625% 10/15/2028 (g)	7,865	7,482
Consolidated Energy Finance SA 12.00% 2/15/2031 (g)	12,905	13,244
CRH America, Inc. 5.125% 5/18/2045 (g)	350	321
CVR Partners, LP 6.125% 6/15/2028 (g)	6,135	6,136
Dow Chemical Co. (The) 4.80% 1/15/2031	2,500	2,476
Dow Chemical Co. (The) 5.35% 3/15/2035	3,180	3,161
Dow Chemical Co. (The) 5.65% 3/15/2036	1,062	1,059
Dow Chemical Co. (The) 4.375% 11/15/2042	2,649	2,109
Dow Chemical Co. (The) 4.625% 10/1/2044	164	130
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,636
Dow Chemical Co. (The) 3.60% 11/15/2050	13,960	9,113
Dow Chemical Co. (The) 5.60% 2/15/2054	613	534
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,023
Element Solutions, Inc. 3.875% 9/1/2028 (g)	21,085	20,570
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (g)	13,545	13,936
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (g)	16,975	16,698
FMC Corp. 3.45% 10/1/2029	13,050	11,817
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (g)(i)(k)	23,763	10,931
FXI Holdings, Inc. 11.00% 11/15/2030 (g)	43,843	36,928
FXI Holdings, Inc. 11.00% 11/15/2030 (b)(g)	18,303	17,937
Graphic Packaging International, LLC 3.75% 2/1/2030 (g)	20,360	19,032
Graphic Packaging International, LLC 6.375% 7/15/2032 (g)	15,430	15,419
INEOS Finance PLC 6.75% 5/15/2028 (g)	13,880	13,951
INEOS Finance PLC 7.50% 4/15/2029 (g)	3,150	3,114
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (g)	749	719
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	4,565	4,566
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	18,575	18,629
Linde, Inc. 1.10% 8/10/2030	3,657	3,223
LYB International Finance III, LLC 5.125% 1/15/2031	2,381	2,396
LYB International Finance III, LLC 5.50% 3/1/2034	1,440	1,445
LYB International Finance III, LLC 6.15% 5/15/2035	1,087	1,126
LYB International Finance III, LLC 5.875% 1/15/2036	15,000	15,160
LYB International Finance III, LLC 3.375% 10/1/2040	5,423	3,989
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (g)	4,208	4,159
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (g)	8,015	8,110
Methanex Corp. 5.125% 10/15/2027	57,263	57,324
Methanex Corp. 5.25% 12/15/2029	2,380	2,367
Methanex Corp. 5.65% 12/1/2044	450	412
Methanex US Operations, Inc. 6.25% 3/15/2032 (g)	18,075	18,611
Minera Mexico, SA de CV, 5.625% 2/12/2032 (g)	11,045	11,310
Mineral Resources, Ltd. 9.25% 10/1/2028 (g)	15,846	16,461
Mineral Resources, Ltd. 8.50% 5/1/2030 (g)	12,175	12,552
NOVA Chemicals Corp. 5.25% 6/1/2027 (g)	13,410	13,413
NOVA Chemicals Corp. 9.00% 2/15/2030 (g)	6,685	7,059
NOVA Chemicals Corp. 7.00% 12/1/2031 (g)	8,425	8,931
Novelis Corp. 4.75% 1/30/2030 (g)	7,523	7,212
Novelis Corp. 3.875% 8/15/2031 (g)	8,912	8,108
Quikrete Holdings, Inc. 6.375% 3/1/2032 (g)	7,235	7,354
Quikrete Holdings, Inc. 6.75% 3/1/2033 (g)	13,290	13,485
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,899	2,952
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	6,857
The Income Fund of America — Page 29 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (i)(k)	USD2,125	$2,134
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (g)(i)(k)	1,883	1,890
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (g)	69,970	69,337
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (g)	38,225	37,968
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,597
Sherwin-Williams Co. 5.15% 8/15/2035	774	779
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (g)	16,705	16,623
Trivium Packaging Finance BV 8.25% 7/15/2030 (g)	5,474	5,711
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (g)	14,640	14,551
Warrior Met Coal, Inc. 7.875% 12/1/2028 (g)	23,007	23,398
Westlake Corp. 5.00% 8/15/2046	350	301
Westlake Corp. 4.375% 11/15/2047	300	233
		1,307,187
Real estate 0.89%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	966
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,527
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,186
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,484
American Tower Corp. 3.55% 7/15/2027	2,525	2,502
American Tower Corp. 2.30% 9/15/2031	2,000	1,771
American Tower Corp. 2.95% 1/15/2051	4,250	2,639
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (g)	18,200	17,845
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (g)	18,410	17,579
Boston Properties, LP 6.75% 12/1/2027	25,000	25,818
Boston Properties, LP 2.90% 3/15/2030	2,310	2,154
Boston Properties, LP 3.25% 1/30/2031	10,206	9,443
Boston Properties, LP 2.55% 4/1/2032	4,508	3,912
Boston Properties, LP 2.45% 10/1/2033	12,250	10,026
Boston Properties, LP 6.50% 1/15/2034	4,363	4,606
Boston Properties, LP 5.75% 1/15/2035	7,472	7,510
Equinix, Inc. 1.45% 5/15/2026	13,335	13,320
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,687
Forestar Group, Inc. 6.50% 3/15/2033 (g)	37,785	38,037
Howard Hughes Corp. (The) 4.125% 2/1/2029 (g)	62,975	60,671
Howard Hughes Corp. (The) 4.375% 2/1/2031 (g)	91,075	85,328
Howard Hughes Corp. (The) 5.875% 3/1/2032 (g)	17,745	17,420
Howard Hughes Corp. (The) 6.125% 3/1/2034 (g)	23,515	23,061
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,875	5,011
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,841
Iron Mountain, Inc. 4.875% 9/15/2027 (g)	6,865	6,853
Iron Mountain, Inc. 5.00% 7/15/2028 (g)	11,466	11,436
Iron Mountain, Inc. 4.875% 9/15/2029 (g)	9,300	9,177
Iron Mountain, Inc. 5.25% 7/15/2030 (g)	33,830	33,498
Iron Mountain, Inc. 4.50% 2/15/2031 (g)	43,400	41,730
Iron Mountain, Inc. 6.25% 1/15/2033 (g)	18,170	18,461
Kennedy-Wilson, Inc. 4.75% 3/1/2029	34,192	33,989
Kennedy-Wilson, Inc. 4.75% 2/1/2030	66,356	65,522
Kennedy-Wilson, Inc. 5.00% 3/1/2031	39,753	39,618
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (g)	26,434	26,235
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (g)	3,335	3,267
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	18,049	18,232
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (g)	7,535	7,819
MPT Operating Partnership, LP 5.00% 10/15/2027	152,256	148,545
The Income Fund of America — Page 30 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
MPT Operating Partnership, LP 4.625% 8/1/2029	USD48,710	$40,342
MPT Operating Partnership, LP 3.50% 3/15/2031	3,175	2,278
MPT Operating Partnership, LP 8.50% 2/15/2032 (g)	109,441	113,771
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (g)	5,010	5,001
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (g)	22,600	21,997
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (g)	8,695	8,883
Pebblebrook Hotel, LP 6.375% 10/15/2029 (g)	29,400	29,895
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,912	1,883
Prologis, LP 4.875% 6/15/2028	3,841	3,888
Prologis, LP 4.75% 6/15/2033	2,957	2,935
Prologis, LP 5.00% 3/15/2034	3,445	3,448
Prologis, LP 5.00% 1/31/2035	1,721	1,716
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,672
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,663
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,922
RLJ Lodging Trust, LP 3.75% 7/1/2026 (g)	2,120	2,116
RLJ Lodging Trust, LP 4.00% 9/15/2029 (g)	6,265	5,924
SBA Communications Corp. 3.125% 2/1/2029	3,255	3,136
Scentre Group Trust 1 3.75% 3/23/2027 (g)	2,500	2,486
Service Properties Trust 4.95% 2/15/2027	6,598	6,600
Service Properties Trust 0% 9/30/2027 (g)	8,350	7,683
Service Properties Trust 3.95% 1/15/2028	56,065	54,397
Service Properties Trust 4.95% 10/1/2029	30,687	28,861
Service Properties Trust 4.375% 2/15/2030	34,648	31,214
Service Properties Trust 8.625% 11/15/2031 (g)	39,615	41,710
Service Properties Trust 8.875% 6/15/2032	22,631	23,237
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,117
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,434
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,749
		1,297,684
Utilities 0.77%
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,276
American Water Capital Corp. 2.80% 5/1/2030	950	894
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	850	834
Comision Federal de Electricidad 4.688% 5/15/2029 (g)	2,527	2,496
Comision Federal de Electricidad 5.70% 1/24/2030	4,390	4,437
Comision Federal de Electricidad 3.348% 2/9/2031	5,029	4,571
Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,586
Comision Federal de Electricidad 6.045% 1/28/2034 (g)	16,907	16,715
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,829
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,295
Consumers Energy Co. 4.50% 1/15/2031	4,475	4,469
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,763
Consumers Energy Co. 5.125% 5/1/2036	9,425	9,416
Duke Energy Florida, LLC 4.85% 12/1/2035	4,525	4,451
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,226
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,164
Duke Energy Progress, LLC 4.15% 12/1/2044	987	805
Edison International 5.25% 11/15/2028	9,089	9,136
Edison International 5.45% 6/15/2029	11,546	11,626
Edison International 6.95% 11/15/2029	3,900	4,097
Edison International 6.25% 3/15/2030	14,858	15,364
Edison International 4.80% 3/15/2031	8,000	7,811
The Income Fund of America — Page 31 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 5.25% 3/15/2032	USD15,950	$15,745
Electricite de France SA 6.25% 5/23/2033 (g)	5,121	5,475
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (g)(k)	3,400	3,966
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	35,774	35,813
Eversource Energy 5.50% 1/1/2034	900	918
Eversource Energy 5.95% 7/15/2034	647	676
FirstEnergy Corp. 2.25% 9/1/2030	2,650	2,391
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	4,325	4,162
Florida Power & Light Co. 4.70% 2/15/2036	4,000	3,893
Florida Power & Light Co. 5.60% 2/15/2066	525	501
Georgia Power Co. 3.70% 1/30/2050	1,200	879
Israel Electric Corp., Ltd. 8.10% 12/15/2096 (g)	4,905	6,403
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (g)	11,310	11,825
Long Ridge Energy, LLC 8.75% 2/15/2032 (g)	22,820	24,401
MidAmerican Energy Co. 5.30% 2/1/2055	1,916	1,780
MidAmerican Energy Co. 5.50% 11/15/2056	409	391
Northern States Power Co. 4.85% 5/15/2036	500	493
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,019
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,800	7,655
Pacific Gas and Electric Co. 3.00% 6/15/2028	17,451	16,879
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,795	13,551
Pacific Gas and Electric Co. 5.55% 5/15/2029	472	483
Pacific Gas and Electric Co. 4.55% 7/1/2030	52,485	51,904
Pacific Gas and Electric Co. 2.50% 2/1/2031	9,350	8,413
Pacific Gas and Electric Co. 3.25% 6/1/2031	13,721	12,710
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,117	3,991
Pacific Gas and Electric Co. 5.90% 6/15/2032	9,120	9,477
Pacific Gas and Electric Co. 5.05% 10/15/2032	13,830	13,792
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,825	1,914
Pacific Gas and Electric Co. 6.40% 6/15/2033	46,065	49,032
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,125	8,910
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,950	3,027
Pacific Gas and Electric Co. 5.70% 3/1/2035	23,675	23,992
Pacific Gas and Electric Co. 6.00% 8/15/2035	15,429	15,968
Pacific Gas and Electric Co. 5.20% 5/1/2036	10,744	10,469
Pacific Gas and Electric Co. 3.30% 8/1/2040	900	674
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,277
Pacific Gas and Electric Co. 4.95% 7/1/2050	13,821	11,487
Pacific Gas and Electric Co. 3.50% 8/1/2050	23,461	15,509
PacifiCorp 5.10% 2/15/2029	1,050	1,063
PacifiCorp 4.25% 3/15/2029	6,100	6,048
PacifiCorp 4.65% 4/15/2029	11,165	11,181
PacifiCorp 3.50% 6/15/2029	125	121
PacifiCorp 2.70% 9/15/2030	800	736
PacifiCorp 5.30% 2/15/2031	6,753	6,879
PacifiCorp 5.10% 4/15/2031	27,294	27,594
PacifiCorp 5.45% 4/15/2033	34,414	35,071
PacifiCorp 5.45% 2/15/2034	6,853	6,938
PacifiCorp 5.80% 4/15/2036	15,208	15,616
PacifiCorp 6.10% 8/1/2036	2,117	2,211
PacifiCorp 6.25% 10/15/2037	4,961	5,200
PacifiCorp 4.125% 1/15/2049	394	297
PacifiCorp 4.15% 2/15/2050	4,225	3,177
The Income Fund of America — Page 32 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 3.30% 3/15/2051	USD5,725	$3,673
PacifiCorp 2.90% 6/15/2052	8,861	5,225
PacifiCorp 5.35% 12/1/2053	10,621	9,384
PacifiCorp 5.50% 5/15/2054	5,107	4,620
PacifiCorp 5.80% 1/15/2055	1,500	1,413
PG&E Corp. 5.00% 7/1/2028	55,565	55,321
PG&E Corp. 5.25% 7/1/2030	72,720	72,019
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	41,205	42,408
Progress Energy, Inc. 7.00% 10/30/2031	1,100	1,212
Public Service Electric and Gas Co. 4.20% 1/1/2031	7,443	7,360
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,600	1,404
Public Service Electric and Gas Co. 5.625% 1/1/2056	7,060	6,944
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (g)	11,768	11,613
Southern California Edison Co. 3.65% 3/1/2028	1,015	998
Southern California Edison Co. 4.20% 3/1/2029	4,887	4,816
Southern California Edison Co. 5.15% 6/1/2029	10,390	10,516
Southern California Edison Co. 2.85% 8/1/2029	11,041	10,428
Southern California Edison Co. 5.25% 3/15/2030	20,725	21,065
Southern California Edison Co. 2.25% 6/1/2030	5,207	4,718
Southern California Edison Co. 2.50% 6/1/2031	3,816	3,409
Southern California Edison Co. 5.45% 6/1/2031	9,124	9,352
Southern California Edison Co. 2.75% 2/1/2032	5,013	4,461
Southern California Edison Co. 5.95% 11/1/2032	3,607	3,770
Southern California Edison Co. 4.80% 3/15/2033	5,603	5,486
Southern California Edison Co. 5.45% 3/1/2035	6,333	6,326
Southern California Edison Co. 5.75% 4/1/2035	3,779	3,831
Southern California Edison Co. 5.35% 7/15/2035	20,440	20,200
Southern California Edison Co. 5.625% 2/1/2036	17,525	17,501
Southern California Edison Co. 4.50% 9/1/2040	13,629	11,771
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,683
Southern California Edison Co. 3.65% 2/1/2050	3,007	2,058
Southern California Edison Co. 3.45% 2/1/2052	3,735	2,434
Southern Co. (The) 4.25% 7/1/2036	1,300	1,197
Talen Energy Supply, LLC 6.125% 5/1/2031 (f)	11,985	12,011
Talen Energy Supply, LLC 6.375% 5/1/2033 (f)	45,705	45,787
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,118
Vistra Operations Co., LLC 4.375% 5/1/2029 (g)	8,350	8,208
Vistra Operations Co., LLC 6.875% 4/15/2032 (g)	15,820	16,522
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	250
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,223
Xcel Energy, Inc. 5.60% 4/15/2035	1,071	1,091
		1,123,064
Consumer staples 0.59%
Albertsons Cos., Inc. 3.50% 3/15/2029 (g)	15,820	15,094
Albertsons Cos., Inc. 4.875% 2/15/2030 (g)	17,675	17,312
Albertsons Cos., Inc. 5.625% 3/31/2032 (g)	13,760	13,581
Albertsons Cos., Inc. 5.75% 3/31/2034 (g)	14,750	14,378
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,676
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,403
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,036
B&G Foods, Inc. 5.25% 9/15/2027	27,125	26,321
B&G Foods, Inc. 8.00% 9/15/2028 (g)	64,645	64,150
The Income Fund of America — Page 33 of 74

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 2.259% 3/25/2028	USD2,250	$2,164
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,766
BAT Capital Corp. 5.35% 8/15/2032	19,500	20,053
BAT Capital Corp. 4.625% 3/22/2033	13,198	12,937
BAT Capital Corp. 5.625% 8/15/2035	2,500	2,579
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,087
BAT Capital Corp. 6.25% 8/15/2055	12,000	12,140
Campbell’s Co. (The) 4.75% 3/23/2035	1,611	1,485
Campbell’s Co. (The) 5.25% 10/13/2054	264	218
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	37,941
Central Garden & Pet Co. 4.125% 4/30/2031 (g)	29,890	28,057
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,283
Coty, Inc. 4.75% 1/15/2029 (g)	10,624	10,297
Coty, Inc. 6.625% 7/15/2030 (g)	9,682	9,799
Coty, Inc. 5.60% 1/15/2031 (g)	19,423	18,909
Darling Ingredients, Inc. 5.25% 4/15/2027 (g)	19,295	19,293
Darling Ingredients, Inc. 6.00% 6/15/2030 (g)	47,150	47,589
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (g)	15,815	16,344
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (g)	7,210	7,474
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	3,000	3,003
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	5,050	5,099
Imperial Brands Finance PLC 6.375% 7/1/2055 (g)	3,664	3,690
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (g)	21,250	21,491
Ingles Markets, Inc. 4.00% 6/15/2031 (g)	25,700	24,307
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,629
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,542
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	744
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,252
KeHE Distributors, LLC 7.125% 4/30/2033 (g)	4,485	4,543
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (g)	43,025	41,250
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (g)	7,345	6,922
Mars, Inc. 4.80% 3/1/2030 (g)	5,126	5,179
Mars, Inc. 5.00% 3/1/2032 (g)	7,790	7,905
Mars, Inc. 5.70% 5/1/2055 (g)	13,113	12,768
Mondelez International, Inc. 5.125% 5/6/2035	6,229	6,242
Opal Bidco SAS 6.50% 3/31/2032 (g)	18,010	18,346
Performance Food Group, Inc. 4.25% 8/1/2029 (g)	12,645	12,268
Performance Food Group, Inc. 6.125% 9/15/2032 (g)	11,310	11,479
Performance Food Group, Inc. 5.625% 3/1/2034 (g)	10,760	10,543
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,541
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,074
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	10,108
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	10,888
Philip Morris International, Inc. 4.875% 4/30/2035	12,667	12,518
Philip Morris International, Inc. 4.625% 10/29/2035	13,591	13,118
Philip Morris International, Inc. 4.875% 4/29/2036	9,253	9,060
Post Holdings, Inc. 4.625% 4/15/2030 (g)	62,941	61,190
Post Holdings, Inc. 6.25% 2/15/2032 (g)	8,961	9,143
Post Holdings, Inc. 6.25% 10/15/2034 (g)	14,660	14,485
Post Holdings, Inc. 6.50% 3/15/2036 (g)	27,930	27,772
Prestige Brands, Inc. 5.125% 1/15/2028 (g)	9,532	9,523
Prestige Brands, Inc. 3.75% 4/1/2031 (g)	8,045	7,436
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,224
The Income Fund of America — Page 34 of 74

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American, Inc. 5.85% 8/15/2045	USD3,900	$3,788
US Foods, Inc. 4.625% 6/1/2030 (g)	20,951	20,506
		866,942
Collateralized mortgage-backed obligations 0.01%
VM Fund I, LLC 8.625% 1/15/2028 (b)(g)	8,194	8,194
Municipals 0.00%
Summa Health 3.511% 11/15/2051	2,150	1,566
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(g)	3,338	3,337
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,102
		7,005
Total corporate bonds and notes		22,965,022
U.S. Treasury bonds & notes 3.34% U.S. Treasury 3.31%
U.S. Treasury 3.625% 5/15/2026	5,900	5,900
U.S. Treasury 4.25% 12/31/2026	2,354	2,362
U.S. Treasury 4.50% 4/15/2027	830	836
U.S. Treasury 3.375% 11/30/2027	69	68
U.S. Treasury 3.625% 3/31/2028	72	72
U.S. Treasury 3.875% 3/31/2028 (a)	464,010	463,956
U.S. Treasury 3.75% 4/30/2028	85,000	84,786
U.S. Treasury 3.625% 5/31/2028	38,266	38,066
U.S. Treasury 3.50% 11/15/2028	5,500	5,447
U.S. Treasury 3.50% 12/15/2028	1,000	990
U.S. Treasury 3.50% 2/15/2029	2,500	2,473
U.S. Treasury 3.50% 3/15/2029	112,000	110,784
U.S. Treasury 3.875% 4/15/2029	100,000	99,902
U.S. Treasury 4.125% 10/31/2029	119,500	120,191
U.S. Treasury 4.00% 2/28/2030	3,071	3,074
U.S. Treasury 3.875% 7/31/2030 (m)	281,537	280,316
U.S. Treasury 4.00% 7/31/2030	13,986	13,990
U.S. Treasury 3.625% 9/30/2030	7,000	6,895
U.S. Treasury 3.625% 10/31/2030	8,000	7,877
U.S. Treasury 4.875% 10/31/2030	34,810	36,045
U.S. Treasury 3.50% 11/30/2030	6,000	5,874
U.S. Treasury 3.50% 2/28/2031 (a)	15,000	14,668
U.S. Treasury 4.25% 2/28/2031	1,113	1,124
U.S. Treasury 3.875% 3/31/2031 (a)	1,328,645	1,320,029
U.S. Treasury 3.875% 4/30/2031	50,000	49,670
U.S. Treasury 4.125% 7/31/2031	38,862	38,996
U.S. Treasury 4.375% 1/31/2032	12,000	12,165
U.S. Treasury 4.125% 2/29/2032	14,000	14,008
U.S. Treasury 4.125% 3/31/2032	3,000	3,001
U.S. Treasury 4.00% 4/30/2032	4,500	4,470
U.S. Treasury 3.875% 9/30/2032	2,500	2,459
U.S. Treasury 3.75% 10/31/2032	8,000	7,808
U.S. Treasury 4.125% 11/15/2032	1,433	1,429
U.S. Treasury 3.875% 12/31/2032	5,000	4,910
U.S. Treasury 3.75% 2/28/2033 (m)	516,030	502,545
U.S. Treasury 4.25% 3/31/2033	70,224	70,430
The Income Fund of America — Page 35 of 74

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 4/30/2033	USD31,500	$31,345
U.S. Treasury 3.375% 5/15/2033	14,742	13,996
U.S. Treasury 4.625% 2/15/2035	25,400	25,939
U.S. Treasury 4.25% 5/15/2035	2,000	1,985
U.S. Treasury 4.25% 8/15/2035	6,500	6,444
U.S. Treasury 4.00% 11/15/2035	11,000	10,676
U.S. Treasury 4.125% 2/15/2036	455,456	445,955
U.S. Treasury 1.375% 11/15/2040	12,006	7,685
U.S. Treasury 1.75% 8/15/2041	2,773	1,843
U.S. Treasury 2.00% 11/15/2041	11,924	8,192
U.S. Treasury 2.375% 2/15/2042	7,784	5,639
U.S. Treasury 2.875% 5/15/2043	16,000	12,196
U.S. Treasury 3.875% 5/15/2043	5,113	4,496
U.S. Treasury 4.75% 11/15/2043	42,316	41,456
U.S. Treasury 4.625% 5/15/2044	112,695	108,407
U.S. Treasury 4.125% 8/15/2044	4,000	3,598
U.S. Treasury 4.625% 11/15/2044	3,000	2,878
U.S. Treasury 4.75% 2/15/2045	3,500	3,410
U.S. Treasury 5.00% 5/15/2045	3,000	3,013
U.S. Treasury 4.625% 11/15/2045	4,000	3,824
U.S. Treasury 4.625% 2/15/2046 (a)	69,331	66,244
U.S. Treasury 2.875% 11/15/2046	4,532	3,283
U.S. Treasury 2.875% 5/15/2049	4,051	2,850
U.S. Treasury 4.00% 11/15/2052	4,747	4,031
U.S. Treasury 3.625% 2/15/2053	9,865	7,822
U.S. Treasury 4.75% 11/15/2053	4,600	4,420
U.S. Treasury 4.25% 2/15/2054 (m)	180,573	159,821
U.S. Treasury 4.625% 5/15/2054	291	274
U.S. Treasury 4.25% 8/15/2054	3,663	3,243
U.S. Treasury 4.50% 11/15/2054	2,000	1,846
U.S. Treasury 4.625% 2/15/2055	4,500	4,241
U.S. Treasury 4.75% 5/15/2055	6,100	5,867
U.S. Treasury 4.75% 8/15/2055	17,000	16,362
U.S. Treasury 4.625% 11/15/2055 (m)	192,148	181,280
U.S. Treasury 4.75% 2/15/2056	313,613	302,122
		4,844,299
U.S. Treasury inflation-protected securities 0.03%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (n)	18,518	18,652
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (n)	25,399	24,489
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (n)	2,016	1,875
		45,016
Total U.S. Treasury bonds & notes		4,889,315
Mortgage-backed obligations 3.02% Federal agency mortgage-backed obligations 2.20%
Fannie Mae Pool #AI6180 4.00% 7/1/2026 (o)	— (c)	— (c)
Fannie Mae Pool #AL2940 3.50% 11/1/2027 (o)	17	17
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (o)	1	1
Fannie Mae Pool #FM8013 5.50% 4/1/2031 (o)	21	21
Fannie Mae Pool #BM1231 3.50% 11/1/2031 (o)	30	30
Fannie Mae Pool #BJ5674 3.00% 1/1/2033 (o)	79	76
Fannie Mae Pool #254767 5.50% 6/1/2033 (o)	56	57
The Income Fund of America — Page 36 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ6249 4.00% 9/1/2033 (o)	USD71	$70
Fannie Mae Pool #MA3541 4.00% 12/1/2033 (o)	73	73
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (o)	4	4
Fannie Mae Pool #MA3611 4.00% 3/1/2034 (o)	30	29
Fannie Mae Pool #735228 5.50% 2/1/2035 (o)	51	52
Fannie Mae Pool #878099 6.00% 4/1/2036 (o)	71	75
Fannie Mae Pool #880426 6.00% 4/1/2036 (o)	47	49
Fannie Mae Pool #256308 6.00% 7/1/2036 (o)	89	92
Fannie Mae Pool #888795 5.50% 11/1/2036 (o)	350	361
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (o)	7,514	7,108
Fannie Mae Pool #BE4703 3.00% 12/1/2036 (o)	443	413
Fannie Mae Pool #936999 6.00% 7/1/2037 (o)	281	293
Fannie Mae Pool #945832 6.50% 8/1/2037 (o)	49	52
Fannie Mae Pool #888637 6.00% 9/1/2037 (o)	605	635
Fannie Mae Pool #950991 6.00% 10/1/2037 (o)	203	212
Fannie Mae Pool #995674 6.00% 5/1/2038 (o)	334	351
Fannie Mae Pool #929964 6.00% 9/1/2038 (o)	201	211
Fannie Mae Pool #AE0967 3.50% 6/1/2039 (o)	55	51
Fannie Mae Pool #AC0479 6.00% 9/1/2039 (o)	128	133
Fannie Mae Pool #AE0443 6.50% 10/1/2039 (o)	72	76
Fannie Mae Pool #932274 4.50% 12/1/2039 (o)	3,004	2,971
Fannie Mae Pool #AD4927 5.00% 6/1/2040 (o)	947	959
Fannie Mae Pool #AE4483 4.00% 9/1/2040 (o)	852	821
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (o)	46	44
Fannie Mae Pool #AE0828 3.50% 2/1/2041 (o)	24	22
Fannie Mae Pool #AB2470 4.50% 3/1/2041 (o)	9	9
Fannie Mae Pool #AI3422 5.00% 5/1/2041 (o)	30	30
Fannie Mae Pool #AI4836 5.00% 6/1/2041 (o)	24	25
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (o)	9,205	8,025
Fannie Mae Pool #AI5571 5.00% 7/1/2041 (o)	31	32
Fannie Mae Pool #AI8482 5.00% 8/1/2041 (o)	24	25
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (o)	18	17
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (o)	50	48
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (o)	85	82
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (o)	52	50
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (o)	31,162	26,227
Fannie Mae Pool #890407 4.00% 2/1/2042 (o)	131	126
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (o)	384	370
Fannie Mae Pool #AB5377 3.50% 6/1/2042 (o)	8,977	8,459
Fannie Mae Pool #AO9140 3.50% 7/1/2042 (o)	2,848	2,675
Fannie Mae Pool #AU3742 3.50% 8/1/2043 (o)	1,755	1,647
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (o)	990	955
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (o)	657	634
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (o)	610	588
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (o)	20,964	19,563
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (o)	3,026	2,831
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (o)	6,972	6,513
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (o)	1,121	1,020
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (o)	1,361	1,236
Fannie Mae Pool #947554 7.00% 10/1/2047 (o)	126	133
Fannie Mae Pool #920015 7.00% 10/1/2047 (o)	32	34
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (o)	4,439	4,119
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (o)	1,612	1,581
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (o)	2,692	2,565
The Income Fund of America — Page 37 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (o)	USD6,706	$6,020
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (o)	4,961	4,601
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (o)	3,692	3,517
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (o)	5,035	4,795
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (o)	1,289	1,159
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (o)	888	801
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (o)	23,706	22,063
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (o)	27,730	26,395
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (o)	3,033	2,887
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (o)	26,166	24,344
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (o)	2,282	2,102
Fannie Mae Pool #BO3491 2.50% 10/1/2049 (o)	45	38
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (o)	3,201	3,045
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (o)	3,634	3,346
Fannie Mae Pool #CA4804 3.50% 12/1/2049 (o)	16,767	15,521
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (o)	13,970	12,876
Fannie Mae Pool #FM2092 3.50% 12/1/2049 (o)	9,787	9,059
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (o)	1,870	1,571
Fannie Mae Pool #BP4208 2.50% 5/1/2050 (o)	28	24
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (o)	13,441	11,518
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (o)	6,541	5,496
Fannie Mae Pool #BP5474 2.50% 6/1/2050 (o)	5,733	4,817
Fannie Mae Pool #BP5502 2.50% 6/1/2050 (o)	2,112	1,774
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (o)	1,948	1,637
Fannie Mae Pool #BP5482 2.50% 6/1/2050 (o)	469	394
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (o)	3,118	2,620
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (o)	1,750	1,471
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (o)	2,473	2,180
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (o)	7,965	6,692
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (o)	1,811	1,524
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (o)	598	512
Fannie Mae Pool #BQ0212 2.50% 8/1/2050 (o)	445	374
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (o)	321	270
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (o)	1,352	1,192
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (o)	11,161	9,028
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (o)	2,412	2,027
Fannie Mae Pool #BQ1844 2.50% 9/1/2050 (o)	232	196
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (o)	119	100
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (o)	319	282
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (o)	1,642	1,382
Fannie Mae Pool #FM4377 2.50% 10/1/2050 (o)	774	650
Fannie Mae Pool #FM5313 2.50% 10/1/2050 (o)	30	25
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (o)	2,108	1,857
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (o)	584	469
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (o)	15,231	12,965
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (o)	7,762	6,668
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (o)	1,355	1,140
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (o)	17	15
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (o)	4,094	3,668
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (o)	13,092	11,129
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (o)	1,978	1,664
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (o)	514	433
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (o)	6,905	6,175
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (o)	1,494	1,317
The Income Fund of America — Page 38 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (o)	USD178	$175
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (o)	11,364	9,184
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (o)	39,150	33,282
Fannie Mae Pool #CA8480 2.50% 1/1/2051 (o)	28,123	24,105
Fannie Mae Pool #FM5608 2.50% 1/1/2051 (o)	5,286	4,438
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (o)	2,423	2,033
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (o)	60	51
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (o)	33,500	28,604
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (o)	1,939	1,640
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (o)	1,810	1,521
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (o)	957	803
Fannie Mae Pool #FM5975 2.50% 2/1/2051 (o)	328	276
Fannie Mae Pool #CA8827 2.50% 2/1/2051 (o)	33	28
Fannie Mae Pool #CA9302 3.00% 2/1/2051 (o)	8,802	7,942
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (o)	3,094	2,758
Fannie Mae Pool #CA8968 3.00% 2/1/2051 (o)	611	544
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (o)	4,597	3,857
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (o)	2,971	2,493
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (o)	1,500	1,212
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (o)	223	179
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (o)	5,623	4,717
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (o)	2,016	1,692
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (o)	1,759	1,481
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (o)	916	769
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (o)	548	460
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (o)	91	77
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (o)	10,017	8,851
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (o)	1,196	1,063
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (o)	159,263	128,377
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (o)	204	164
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (o)	5,074	4,257
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (o)	2,297	1,927
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (o)	2,212	1,862
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (o)	1,185	994
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (o)	277	233
Fannie Mae Pool #BT1364 3.00% 5/1/2051 (o)	1,424	1,262
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (o)	3,204	2,688
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (o)	807	677
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (o)	901	796
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (o)	236	189
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (o)	73	59
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (o)	6,927	5,812
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (o)	3,153	2,646
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (o)	2,479	2,080
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (o)	810	681
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (o)	447	377
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (o)	7,565	6,669
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (o)	22	18
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (o)	18,598	15,603
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (o)	5,638	4,754
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (o)	1,045	918
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (o)	6,693	5,615
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (o)	3,686	3,092
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (o)	3,159	2,650
The Income Fund of America — Page 39 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (o)	USD1,875	$1,577
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (o)	1,538	1,290
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (o)	1,113	940
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (o)	943	793
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (o)	1,974	1,582
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (o)	2,761	2,317
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (o)	1,424	1,195
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (o)	1,914	1,696
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (o)	12,087	9,732
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (o)	1,690	1,426
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (o)	2,342	2,054
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (o)	1,536	1,237
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (o)	117	94
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (o)	3,758	3,221
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (o)	3,727	3,192
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (o)	2,329	1,959
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (o)	1,824	1,563
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (o)	1,794	1,539
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (o)	1,428	1,226
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (o)	840	719
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (o)	1,546	1,242
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (o)	465	373
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (o)	84	67
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (o)	2,644	2,218
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (o)	2,371	1,989
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (o)	2,203	1,852
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (o)	1,730	1,454
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (o)	1,297	1,088
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (o)	900	755
Fannie Mae Pool #FS8108 2.50% 1/1/2052 (o)	344	291
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (o)	12,195	9,787
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (o)	3,302	2,646
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (o)	1,976	1,588
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (o)	763	613
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (o)	2,220	1,867
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (o)	1,934	1,625
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (o)	50,641	45,399
Fannie Mae Pool #FS1194 3.00% 2/1/2052 (o)	9,959	8,916
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (o)	1,192	956
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (o)	1,168	939
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (o)	831	667
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (o)	792	637
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (o)	4,916	4,124
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (o)	1,894	1,593
Fannie Mae Pool #BV4040 2.50% 3/1/2052 (o)	396	336
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (o)	46	39
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (o)	5,260	4,215
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (o)	1,294	1,041
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (o)	620	498
Fannie Mae Pool #BU8915 2.00% 4/1/2052 (o)	228	183
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (o)	1,389	1,165
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (o)	289	243
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (o)	42	36
Fannie Mae Pool #MA4579 3.00% 4/1/2052 (o)	6,225	5,467
The Income Fund of America — Page 40 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (o)	USD286	$270
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (o)	1,278	1,077
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (o)	704	590
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (o)	680	573
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (o)	367	308
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (o)	1,513	1,216
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (o)	378	303
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (o)	8	6
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (o)	2,015	1,692
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (o)	1,403	1,184
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (o)	593	558
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (o)	3,102	2,492
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (o)	21,842	18,322
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (o)	944	792
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (o)	920	773
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (o)	104	88
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (o)	30,432	26,694
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (o)	2,875	2,711
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (o)	930	748
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (o)	871	733
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (o)	29	24
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (o)	13,965	13,924
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (o)	67	56
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (o)	3,174	3,209
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (o)	968	849
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (o)	428	433
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (o)	84	74
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (o)	1,204	1,221
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (o)	888	810
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (o)	1,576	1,565
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (o)	168	170
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (o)	74	75
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (o)	452	457
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (o)	268	271
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (o)	1,712	1,791
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (o)	658	685
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (o)	512	536
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (o)	5,321	4,279
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (o)	38	32
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (o)	1,020	1,029
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (o)	6,652	6,421
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (o)	16,322	16,485
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (o)	8,029	8,110
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (o)	573	587
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (o)	16,284	16,441
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (o)	4,527	4,640
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (o)	747	753
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (o)	867	888
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (o)	46	48
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (o)	5,899	6,048
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (o)	99	101
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (o)	11,165	11,601
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (o)	6,482	6,650
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (o)	2,959	3,071
The Income Fund of America — Page 41 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (o)	USD2,126	$2,150
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (o)	1,047	1,055
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (o)	2,973	3,060
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (o)	27	28
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (o)	14,326	14,443
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (o)	1	1
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (o)	975	983
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (o)	2,963	3,010
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (o)	1,511	1,521
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (o)	1,895	1,964
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (o)	901	921
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (o)	366	375
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (o)	326	334
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (o)	55	57
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (o)	3,102	3,218
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (o)	977	990
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (o)	877	882
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (o)	6,043	6,173
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (o)	1,505	1,547
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (o)	1,269	1,308
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (o)	928	961
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (o)	632	645
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (o)	250	257
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (o)	77	79
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (o)	7,034	7,182
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (o)	1,720	1,758
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (o)	779	802
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (o)	407	417
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (o)	346	355
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (o)	329	338
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (o)	181	185
Fannie Mae Pool #DB4468 6.00% 8/1/2054 (o)	152	155
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (o)	135	139
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (o)	121	125
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (o)	100	103
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (o)	1,142	1,193
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (o)	638	663
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (o)	3,526	3,588
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (o)	385	388
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (o)	749	771
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (o)	23	24
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (o)	11	11
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (o)	2,009	2,085
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (o)	2,402	2,417
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (o)	4,869	4,977
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (o)	865	884
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (o)	2,125	2,149
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (o)	19,452	19,870
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (o)	3,775	3,857
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (o)	418	427
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (o)	6,730	6,876
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (o)	3,640	3,719
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (o)	11,866	12,341
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (o)	636	650
The Income Fund of America — Page 42 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (o)	USD584	$597
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (o)	5,945	6,072
Fannie Mae Pool #190445 6.50% 3/1/2055 (o)	27,361	28,392
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (o)	5,154	5,352
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (o)	1,402	1,350
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (o)	8,543	8,726
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (o)	17	17
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (o)	16	16
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (o)	16,037	16,382
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (o)	2,543	2,508
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (o)	34	34
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (o)	3,894	4,041
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (o)	154	158
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (o)	16,938	17,576
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (o)	6,772	7,028
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (o)	9,663	9,803
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (o)	766	771
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (o)	3,587	3,664
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (o)	122	126
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (o)	3,212	3,281
Fannie Mae Pool #MA5879 5.50% 11/1/2055 (o)	135,020	135,802
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (o)	3,709	3,657
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (o)	53,153	52,412
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (o)	3,290	3,098
Fannie Mae Pool #BF0167 3.00% 2/1/2057 (o)	684	596
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (o)	9,769	8,829
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (o)	50,653	43,957
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (o)	16,993	16,528
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (o)	12,018	10,369
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (o)	10,558	8,663
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (o)	4,234	3,642
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (o)	646	555
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (o)	22,634	20,389
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (o)	3,898	3,616
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037 (o)	102	107
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037 (o)	215	221
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (o)	38	39
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (o)	65	67
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (o)	64	64
Fannie Mae, Series 2002-W1, Class 2A, 4.310% 2/25/2042 (j)(o)	148	148
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (g)(j)(o)	2,618	2,578
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.163% 8/1/2054 (g)(j)(o)	2,681	2,640
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (g)(j)(o)	3,901	3,913
Freddie Mac Pool #J38387 3.00% 1/1/2033 (o)	17	16
Freddie Mac Pool #G04805 4.50% 12/1/2035 (o)	1,504	1,494
Freddie Mac Pool #K93772 3.00% 12/1/2036 (o)	273	255
Freddie Mac Pool #K93766 3.00% 12/1/2036 (o)	265	248
Freddie Mac Pool #G04553 6.50% 9/1/2038 (o)	187	198
Freddie Mac Pool #G08353 4.50% 7/1/2039 (o)	139	138
Freddie Mac Pool #A87892 5.00% 8/1/2039 (o)	329	337
Freddie Mac Pool #A87873 5.00% 8/1/2039 (o)	135	136
Freddie Mac Pool #G05937 4.50% 8/1/2040 (o)	2,138	2,124
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (o)	25,521	22,494
Freddie Mac Pool #A96488 5.00% 1/1/2041 (o)	12	13
The Income Fund of America — Page 43 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (o)	USD22,784	$19,910
Freddie Mac Pool #Q02849 4.50% 8/1/2041 (o)	163	161
Freddie Mac Pool #Q02676 4.50% 8/1/2041 (o)	136	133
Freddie Mac Pool #G07189 4.50% 3/1/2042 (o)	299	297
Freddie Mac Pool #G07221 4.50% 6/1/2042 (o)	447	443
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (o)	966	931
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (o)	730	705
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (o)	3,667	3,372
Freddie Mac Pool #G60559 4.00% 4/1/2046 (o)	4,448	4,260
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (o)	507	499
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (o)	870	858
Freddie Mac Pool #V82662 4.00% 10/1/2046 (o)	2,952	2,823
Freddie Mac Pool #Q44400 4.00% 11/1/2046 (o)	2,662	2,548
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (o)	5,290	5,023
Freddie Mac Pool #G61733 3.00% 12/1/2047 (o)	4,861	4,394
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (o)	3,367	3,208
Freddie Mac Pool #G61628 3.50% 9/1/2048 (o)	457	425
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (o)	286	281
Freddie Mac Pool #SD0045 4.50% 11/1/2048 (o)	8,919	8,751
Freddie Mac Pool #ZN3568 4.50% 2/1/2049 (o)	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (o)	2,544	2,353
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (o)	10,388	9,605
Freddie Mac Pool #QA4396 2.50% 11/1/2049 (o)	15	13
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (o)	11,685	11,118
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (o)	14,291	13,271
Freddie Mac Pool #RA2854 2.50% 6/1/2050 (o)	241	203
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (o)	44	37
Freddie Mac Pool #QB1397 2.50% 7/1/2050 (o)	2,179	1,831
Freddie Mac Pool #RA3054 2.50% 7/1/2050 (o)	1,245	1,045
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (o)	189	159
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (o)	303	269
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (o)	385	326
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (o)	103	87
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (o)	2,560	2,268
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (o)	11,484	9,863
Freddie Mac Pool #RA3771 2.50% 10/1/2050 (o)	6,848	5,746
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (o)	43,859	35,512
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (o)	17,225	14,125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (o)	8,576	7,280
Freddie Mac Pool #QB5662 2.50% 11/1/2050 (o)	939	795
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (o)	54	45
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (o)	12,661	10,630
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (o)	1,790	1,503
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (o)	18	15
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (o)	279	236
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (o)	2,139	1,795
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (o)	1,802	1,516
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (o)	1,275	1,070
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (o)	9,459	7,671
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (o)	380	305
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (o)	355	284
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (o)	2,755	2,324
Freddie Mac Pool #SI2106 2.50% 5/1/2051 (o)	249	210
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (o)	54	46
The Income Fund of America — Page 44 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (o)	USD1,577	$1,397
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (o)	4,806	4,041
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (o)	4,541	3,812
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (o)	824	696
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (o)	447	378
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (o)	556	497
Freddie Mac Pool #QC5575 2.50% 8/1/2051 (o)	74	63
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (o)	1,170	1,026
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (o)	743	598
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (o)	3,173	2,728
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (o)	1,018	854
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (o)	485	416
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (o)	21,312	19,017
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (o)	1,521	1,348
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (o)	815	653
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (o)	10,950	9,211
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (o)	2,918	2,448
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (o)	1,287	1,080
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (o)	4,050	3,588
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (o)	1,317	1,174
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (o)	1,891	1,519
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (o)	1,653	1,461
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (o)	766	617
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (o)	400	321
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (o)	349	280
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (o)	3,099	2,653
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (o)	165	139
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (o)	986	790
Freddie Mac Pool #RA6652 2.50% 1/1/2052 (o)	536	452
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (o)	113	97
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (o)	48,781	43,454
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (o)	394	351
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (o)	306	270
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (o)	1,101	882
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (o)	784	630
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (o)	167	134
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (o)	1,244	1,046
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (o)	765	644
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (o)	446	375
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (o)	2,359	2,165
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (o)	3,999	3,212
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (o)	2,571	2,067
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (o)	1,516	1,220
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (o)	869	697
Freddie Mac Pool #QE1478 2.00% 3/1/2052 (o)	227	182
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (o)	160	128
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (o)	2,874	2,416
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (o)	161	136
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (o)	79	66
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (o)	4,771	4,242
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (o)	1,199	964
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (o)	889	713
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (o)	7,666	6,432
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (o)	1,686	1,446
The Income Fund of America — Page 45 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (o)	USD251	$211
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (o)	173	146
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (o)	163	138
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (o)	154	130
Freddie Mac Pool #SD1099 2.50% 5/1/2052 (o)	123	105
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (o)	6,403	5,623
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (o)	795	670
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (o)	7,695	6,757
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (o)	57,040	48,119
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (o)	305	256
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (o)	4,756	4,486
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (o)	722	580
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (o)	8,693	7,713
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (o)	204	198
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (o)	203	196
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (o)	82	80
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (o)	15,918	16,086
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (o)	2,420	2,405
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (o)	1,207	1,218
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (o)	808	844
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (o)	742	776
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (o)	696	735
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (o)	667	705
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (o)	473	500
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (o)	390	411
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (o)	256	267
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (o)	229	244
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (o)	4,689	4,732
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (o)	711	720
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (o)	288	299
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (o)	3,032	3,059
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (o)	2,987	3,016
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (o)	2,557	2,578
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (o)	1,914	1,934
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (o)	178	180
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (o)	2,520	2,586
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (o)	24,082	24,329
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (o)	59	61
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (o)	108	91
Freddie Mac Pool #SD5856 3.50% 1/1/2054 (o)	11,056	10,077
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (o)	5,068	5,196
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (o)	88	90
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (o)	351	365
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (o)	574	578
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (o)	3,452	3,532
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (o)	1,953	1,966
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (o)	340	345
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (o)	241	243
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (o)	1,439	1,480
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (o)	152	158
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (o)	212	219
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (o)	1,738	1,770
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (o)	2,407	2,476
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (o)	1,754	1,820
The Income Fund of America — Page 46 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (o)	USD113	$116
Freddie Mac Pool #QI9074 6.00% 6/1/2054 (o)	90	92
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (o)	26	26
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (o)	2,945	2,964
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (o)	501	507
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (o)	2,850	2,967
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (o)	2,032	2,095
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (o)	1,039	1,061
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (o)	752	771
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (o)	671	690
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (o)	260	267
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (o)	18,343	19,034
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (o)	924	932
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (o)	548	553
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (o)	528	534
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (o)	89	90
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (o)	4,276	4,367
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (o)	2,991	3,097
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (o)	927	951
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (o)	480	493
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (o)	330	337
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (o)	12	12
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (o)	6,434	6,676
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (o)	2,127	2,210
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (o)	542	566
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (o)	432	451
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (o)	221	230
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (o)	1,821	1,848
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (o)	1,609	1,622
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (o)	788	793
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (o)	691	703
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (o)	609	616
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (o)	2,240	2,288
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (o)	1,695	1,742
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (o)	878	902
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (o)	843	875
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (o)	834	863
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (o)	467	479
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (o)	6,977	7,265
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (o)	2,653	2,753
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (o)	2,457	2,549
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (o)	237	246
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (o)	170	178
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (o)	65	68
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (o)	2,362	2,335
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (o)	7,873	7,921
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (o)	472	482
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (o)	10,871	10,721
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (o)	7,896	7,955
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (o)	3,748	3,774
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (o)	291	293
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (o)	1,161	1,188
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (o)	4,416	4,443
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (o)	1,673	1,692
The Income Fund of America — Page 47 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (o)	USD315	$322
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (o)	259	264
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (o)	6,501	6,641
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (o)	2,584	2,640
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (o)	260	266
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (o)	3,871	4,016
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (o)	69	70
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (o)	11,897	12,153
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (o)	929	964
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (o)	1,087	1,111
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (o)	828	845
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (o)	83	86
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (o)	22,048	22,878
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (o)	1,698	1,675
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (o)	8,921	9,113
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (o)	6,819	6,969
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (o)	6,757	6,904
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (o)	5,974	6,104
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (o)	1,328	1,357
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (o)	470	480
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (o)	9,210	9,408
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (o)	1,007	1,029
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (o)	799	816
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (o)	550	562
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (o)	524	535
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (o)	1,315	1,297
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (o)	10,376	10,236
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (o)	119	120
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (o)	10,150	10,368
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (o)	287	293
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (o)	4,777	4,956
Freddie Mac Pool #QZ0219 6.00% 8/1/2055 (o)	418	427
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (o)	142	145
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (o)	3,166	3,234
Freddie Mac Pool #RJ5966 6.00% 9/1/2055 (o)	2,071	2,115
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (o)	10,581	10,187
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (o)	2,820	2,882
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (o)	983	896
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (o)	368	382
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (o)	19,609	19,335
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (o)	217	223
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (o)	158	163
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (o)	93	96
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (o)	21,362	22,140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (o)	1,583	1,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (o)	251	235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (j)(o)	1,584	1,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (o)	2,475	2,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (j)(o)	2,356	2,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (j)(o)	466	426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (o)	383	350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (o)	756	740
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (o)	4,432	4,272
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (o)	3,272	3,078
The Income Fund of America — Page 48 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (o)	USD1,653	$1,622
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (o)	232	227
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048 (o)	3,893	3,654
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048 (o)	679	637
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048 (o)	2,915	2,781
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (o)	25	22
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (o)	48,365	39,843
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (o)	1,967	1,620
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (o)	31,213	26,768
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (o)	325	268
Government National Mortgage Assn. Pool #MA7826 2.00% 1/20/2052 (o)	183	151
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (o)	1,171	964
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (o)	803	689
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (o)	495	408
Government National Mortgage Assn. Pool #MA8096 2.00% 6/20/2052 (o)	40	33
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052 (o)	19	18
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (o)	2,463	2,324
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (o)	1,524	1,441
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (o)	22,481	21,838
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (o)	4,368	4,238
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054 (o)	1,637	1,536
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (o)	4,380	3,231
Uniform Mortgage-Backed Security 4.50% 5/1/2041 (o)(p)	30,000	29,769
Uniform Mortgage-Backed Security 5.00% 5/1/2041 (o)(p)	25,000	25,185
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (o)(p)	7,737	6,192
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (o)(p)	19,750	16,541
Uniform Mortgage-Backed Security 3.00% 5/1/2056 (o)(p)	22,471	19,676
Uniform Mortgage-Backed Security 3.50% 5/1/2056 (o)(p)	27,500	25,035
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (o)(p)	9,432	8,847
Uniform Mortgage-Backed Security 5.00% 5/1/2056 (o)(p)	100,585	99,109
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (o)(p)	36,763	36,951
Uniform Mortgage-Backed Security 6.00% 5/1/2056 (o)(p)	4,100	4,186
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (o)(p)	14,490	15,035
Uniform Mortgage-Backed Security 2.00% 6/1/2056 (o)(p)	127,936	102,350
Uniform Mortgage-Backed Security 2.50% 6/1/2056 (o)(p)	197,140	165,039
Uniform Mortgage-Backed Security 3.00% 6/1/2056 (o)(p)	27,780	24,309
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (o)(p)	16,567	15,528
Uniform Mortgage-Backed Security 4.50% 6/1/2056 (o)(p)	27,913	26,829
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (o)(p)	51,975	52,181
		3,223,269
Commercial mortgage-backed securities 0.50%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.397% 6/15/2040 (g)(j)(o)	14,910	14,988
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (g)(o)	11,195	11,043
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (g)(o)	5,897	5,629
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (g)(o)	1,704	1,583
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (g)(o)	1,463	1,375
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (g)(o)	1,386	1,309
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (g)(o)	5,008	4,890
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.346% 7/15/2041 (g)(j)(o)	1,566	1,571
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (g)(j)(o)	7,871	8,062
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (o)	1,810	1,780
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (o)	240	234
The Income Fund of America — Page 49 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (o)	USD2,230	$2,171
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (o)	1,135	1,149
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (o)	10,734	11,132
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (j)(o)	3,328	3,500
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (o)	7,320	7,524
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (o)	2,190	2,265
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (j)(o)	6,459	6,712
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (j)(o)	3,040	3,137
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (j)(o)	16,947	17,520
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (o)	480	474
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (o)	293	288
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (j)(o)	5,772	5,739
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (o)	5,655	5,369
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (o)	3,260	3,143
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (o)	3,772	3,459
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (j)(o)	780	763
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (o)	5,296	5,437
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (j)(o)	3,200	3,394
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (j)(o)	2,906	2,976
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (j)(o)	5,718	5,644
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (o)	4,806	4,748
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (o)	5,996	5,904
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (o)	3,146	2,847
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (j)(o)	3,037	3,026
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (o)	11,006	11,371
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (j)(o)	5,802	6,011
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (o)	3,351	3,439
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (j)(o)	930	956
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (o)	983	1,001
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (j)(o)	2,702	2,783
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.205% 7/15/2039 (g)(j)(o)	7,416	7,429
BFLD Trust, Series 2024-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.705% 7/15/2039 (g)(j)(o)	5,065	5,076
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (j)(o)	3,460	3,476
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (o)	1,962	2,031
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (j)(o)	11,120	11,435
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (j)(o)	2,300	2,365
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (j)(o)	17,244	17,842
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (j)(o)	9,284	9,629
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.305% 12/15/2042 (g)(j)(o)	5,823	5,840
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.358% 9/15/2034 (g)(j)(o)	9,208	9,206
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.948% 12/15/2039 (g)(j)(o)	6,790	6,805
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.297% 12/15/2039 (g)(j)(o)	1,282	1,286
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.196% 5/15/2034 (g)(j)(o)	3,493	3,500
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.146% 4/15/2037 (g)(j)(o)	4,379	4,383
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.619% 11/15/2038 (g)(j)(o)	7,726	7,728
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.645% 1/17/2039 (g)(j)(o)	11,971	11,973
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.097% 4/15/2041 (g)(j)(o)	8,586	8,613
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (g)(j)(o)	17,828	17,833
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.346% 8/15/2041 (g)(j)(o)	24,535	24,632
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.097% 11/15/2041 (g)(j)(o)	9,780	9,802
The Income Fund of America — Page 50 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.197% 11/15/2041 (g)(j)(o)	USD10,593	$10,616
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.397% 11/15/2041 (g)(j)(o)	2,658	2,663
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.547% 11/15/2041 (g)(j)(o)	4,810	4,823
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (g)(j)(o)	2,000	2,015
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.205% 12/15/2042 (g)(j)(o)	5,618	5,632
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.455% 12/15/2042 (g)(j)(o)	472	473
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.355% 12/15/2044 (g)(j)(o)	15,370	15,387
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.552% 7/15/2041 (g)(j)(o)	4,768	4,782
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.001% 7/15/2041 (g)(j)(o)	5,091	5,113
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.296% 8/15/2041 (g)(j)(o)	12,536	12,541
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (g)(j)(o)	8,114	8,281
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (o)	372	370
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (o)	350	349
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (j)(o)	303	293
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (g)(o)	6,864	7,015
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (g)(o)	3,537	3,581
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (g)(j)(o)	2,720	2,752
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (o)	400	397
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (g)(j)(o)	10,371	10,491
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (g)(j)(o)	4,620	4,593
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (g)(j)(o)	4,998	5,023
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.955% 10/15/2042 (g)(j)(o)	5,432	5,446
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.255% 10/15/2042 (g)(j)(o)	1,628	1,634
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.505% 10/15/2042 (g)(j)(o)	1,452	1,459
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.255% 10/15/2042 (g)(j)(o)	2,526	2,543
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (g)(o)	4,054	4,030
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.105% 12/15/2039 (g)(j)(o)	6,068	6,079
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.346% 5/15/2041 (g)(j)(o)	19,885	19,945
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (g)(j)(o)	3,831	3,849
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (o)	940	929
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (o)	240	236
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (o)	6,571	6,040
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.048% 3/15/2042 (g)(j)(o)	10,765	10,785
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.397% 3/15/2042 (g)(j)(o)	1,617	1,620
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.697% 3/15/2042 (g)(j)(o)	422	423
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.246% 3/15/2042 (g)(j)(o)	1,901	1,906
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.945% 3/15/2042 (g)(j)(o)	5,388	5,298
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (g)(j)(o)	7,802	7,994
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (g)(j)(o)	591	596
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (g)(j)(o)	26,828	27,483
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (g)(o)	2,450	2,368
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (o)	1,510	1,493
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (o)	560	552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (g)(o)	3,421	2,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (g)(o)	1,165	977
The Income Fund of America — Page 51 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (g)(j)(o)	USD328	$265
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (j)(o)	4,810	4,782
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.248% 11/15/2039 (g)(j)(o)	3,453	3,464
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (g)(o)	15,628	15,094
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (o)	123	121
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (o)	2,795	2,693
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (o)	580	577
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (o)	21,684	22,359
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (j)(o)	590	553
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.495% 7/25/2054 (g)(j)(o)	2,427	2,512
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.045% 5/25/2055 (g)(j)(o)	1,442	1,466
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.745% 5/25/2055 (g)(j)(o)	2,583	2,592
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (g)(j)(o)	613	637
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.155% 9/15/2042 (g)(j)(o)	2,914	2,925
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.046% 5/15/2039 (g)(j)(o)	11,150	11,168
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (g)(o)	5,645	5,042
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.655% 1/15/2039 (g)(j)(o)	19,555	19,547
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.098% 2/15/2042 (g)(j)(o)	15,426	15,313
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.147% 11/15/2041 (g)(j)(o)	7,000	7,017
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.496% 11/15/2041 (g)(j)(o)	2,743	2,751
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.896% 11/15/2041 (g)(j)(o)	672	674
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (o)	6,015	5,989
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (o)	2,405	2,280
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (j)(o)	2,580	2,460
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (o)	690	717
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (o)	480	477
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.444% 11/15/2027 (g)(j)(o)	12,241	12,299
		726,821
Collateralized mortgage-backed obligations (privately originated) 0.32%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (g)(k)(o)	11,036	11,102
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (g)(j)(o)	1,501	1,384
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (g)(o)	100	98
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (g)(k)(o)	3,061	2,983
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (g)(j)(o)	1,195	1,126
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (g)(j)(o)	591	585
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (g)(k)(o)	1,434	1,440
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (g)(k)(o)	681	684
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (g)(k)(o)	5,007	5,033
The Income Fund of America — Page 52 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (g)(k)(o)	USD1,556	$1,559
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (g)(j)(o)	166	166
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (g)(j)(o)	16,645	16,277
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (g)(k)(o)	496	487
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (g)(j)(o)	5,010	4,407
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (g)(j)(o)	3,182	2,827
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (g)(j)(o)	1,723	1,697
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (g)(k)(o)	5,501	5,451
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (g)(j)(o)	215	205
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (g)(k)(o)	770	775
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (g)(k)(o)	5,272	5,304
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (g)(j)(o)	1,592	1,445
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.145% 10/25/2043 (g)(j)(o)	803	803
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.695% 1/25/2044 (g)(j)(o)	1,040	1,040
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.445% 1/25/2044 (g)(j)(o)	1,614	1,627
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.345% 1/25/2044 (g)(j)(o)	2,985	3,068
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.445% 2/25/2044 (g)(j)(o)	3,432	3,457
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.745% 5/25/2044 (g)(j)(o)	158	158
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.295% 5/25/2044 (g)(j)(o)	1,464	1,469
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.845% 5/25/2044 (g)(j)(o)	889	901
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.245% 9/25/2044 (g)(j)(o)	777	779
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.595% 1/25/2045 (g)(j)(o)	2,003	2,005
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.795% 2/25/2045 (g)(j)(o)	872	873
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035 (o)	1,578	793
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.234% 6/25/2037 (j)(o)	754	717
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (o)	202	206
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (g)(o)	13,258	12,693
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (g)(j)(o)	5,219	4,334
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (g)(j)(o)	5,820	4,833
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.795% 9/25/2042 (g)(j)(o)	272	273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.995% 2/25/2044 (g)(j)(o)	2,818	2,831
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.845% 5/25/2044 (g)(j)(o)	1,604	1,605
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.895% 5/25/2044 (g)(j)(o)	9,893	9,937
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.695% 10/25/2044 (g)(j)(o)	1,280	1,283
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.095% 10/25/2044 (g)(j)(o)	389	389
The Income Fund of America — Page 53 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.745% 5/25/2045 (g)(j)(o)	USD901	$905
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.845% 5/25/2045 (g)(j)(o)	959	959
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.495% 2/25/2046 (g)(j)(o)	6,312	6,314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.01% 1/25/2050 (g)(j)(o)	4,360	4,848
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.56% 2/25/2050 (g)(j)(o)	5,790	6,363
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.76% 8/25/2050 (g)(j)(o)	5,306	6,991
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.169% 10/25/2050 (g)(j)(o)	7,758	10,654
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (g)(k)(o)	897	904
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (g)(k)(o)	1,812	1,822
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (g)(k)(o)	1,105	1,080
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (g)(o)	4,273	4,202
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (g)(k)(o)	3,387	3,411
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.515% 5/25/2036 (j)(o)	921	894
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (g)(j)(o)	10,216	10,331
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (g)(j)(o)	1,789	1,801
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050 (g)(j)(o)	416	376
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (g)(o)	759	761
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (g)(k)(o)	3,459	3,483
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (g)(k)(o)	5,407	5,419
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (g)(j)(o)	1,514	1,536
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (g)(k)(o)	4,276	4,319
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (g)(j)(o)	919	920
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (g)(k)(o)	6,027	6,067
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (g)(j)(o)	3,329	3,325
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (g)(j)(o)	1,108	1,030
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.656% 3/25/2053 (g)(j)(o)	1,912	1,916
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (g)(k)(o)	3,161	3,179
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.708% 4/25/2053 (g)(j)(o)	3,701	3,702
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (g)(k)(o)	15,624	15,587
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (g)(k)(o)	13,901	13,813
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (g)(j)(o)	3,042	3,019
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (g)(k)(o)	1,348	1,357
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (g)(k)(o)	2,616	2,633
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (g)(k)(o)	3,438	3,479
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (g)(k)(o)	1,391	1,404
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (g)(k)(o)	9,738	9,835
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (g)(k)(o)	1,650	1,665
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (g)(k)(o)	9,012	9,089
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (g)(k)(o)	1,328	1,336
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (g)(k)(o)	4,592	4,600
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (g)(k)(o)	10,230	10,203
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (g)(k)(o)	5,256	5,255
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (g)(j)(o)	7,682	7,643
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (g)(j)(o)	5,764	5,794
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (g)(j)(o)	1,475	1,495
The Income Fund of America — Page 54 of 74

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (g)(o)	USD5,114	$5,083
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (g)(o)	2,609	2,576
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (g)(o)	4,969	4,785
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (g)(o)	3,601	3,455
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (g)(j)(o)	2,709	2,560
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (g)(j)(o)	1,671	1,592
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (g)(o)	3,581	3,376
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (g)(o)	1,979	1,867
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (g)(o)	5,120	4,841
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (g)(o)	4,750	4,597
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 3/25/2048 (g)(j)(o)	98	92
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.035% 10/25/2055 (g)(j)(o)	6,105	6,119
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.405% 10/17/2041 (g)(j)(o)	8,650	8,671
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.105% 2/17/2042 (g)(j)(o)	1,915	1,916
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.831% 5/25/2036 (j)(o)	884	484
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (g)(j)(o)	554	550
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (g)(j)(o)	415	414
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (g)(j)(o)	134	134
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (g)(j)(o)	235	234
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (g)(o)	4,974	4,763
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.00% 7/25/2065 (g)(j)(o)	1,996	2,000
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(g)(l)	8,302	7,887
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (g)(o)	2,705	2,687
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (g)(o)	891	879
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (g)(o)	5,938	5,845
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (g)(o)	2,609	2,583
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (g)(o)	13,285	13,059
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (g)(k)(o)	5,286	5,311
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (g)(k)(o)	2,449	2,428
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (g)(k)(o)	628	627
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (g)(k)(o)	3,117	3,116
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (g)(k)(o)	1,674	1,685
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (g)(k)(o)	5,081	5,138
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (g)(k)(o)	1,527	1,544
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (g)(k)(o)	857	864
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (g)(k)(o)	1,198	1,210
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (g)(k)(o)	2,780	2,800
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (g)(k)(o)	866	871
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (g)(j)(o)	1,572	1,576
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (g)(j)(o)	4,374	4,380
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (g)(j)(o)	2,337	2,346
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (g)(k)(o)	1,736	1,741
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (g)(j)(o)	2,351	2,362
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (g)(k)(o)	1,107	1,116
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (g)(k)(o)	1,067	1,074
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (g)(k)(o)	5,417	5,404
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (g)(j)(o)	5,904	5,861
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (g)(j)(o)	7,710	7,700
		469,031
Total mortgage-backed obligations		4,419,121
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 1.14% Other asset-backed securities 0.55%	Principal amount (000)	Value (000)
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (g)(o)	USD311	$313
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (g)(o)	16,219	16,250
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (g)(o)	1,269	1,273
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (g)(o)	7,147	7,116
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (g)(o)	1,127	1,123
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (g)(o)	1,773	1,766
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (g)(o)	1,531	1,524
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (g)(o)	3,442	3,434
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (g)(o)	15,033	15,004
Altde Trust, Series 2026-1A, Class A, 5.521% 3/31/2051 (g)(o)	17,400	17,436
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (g)(o)	4,950	4,934
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (g)(o)	3,522	3,513
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (g)(o)	17,147	16,985
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (g)(o)	14,076	14,057
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (g)(o)	3,278	3,312
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (g)(o)	5,256	5,320
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (g)(o)	48	48
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (g)(o)	5,842	5,556
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (g)(o)	887	849
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (g)(o)	478	480
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (g)(o)	333	336
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (g)(o)	243	246
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (g)(o)	2,171	2,170
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (g)(o)	2,698	2,737
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (g)(o)	9,875	9,345
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (g)(o)	6,079	5,743
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (g)(o)	12,206	11,972
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (g)(o)	8,902	8,977
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (g)(o)	4,291	4,323
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (g)(o)	12,150	12,005
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (g)(o)	21,200	21,242
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (g)(o)	6,513	6,505
CCG Receivables Trust, Series 2025-2, Class C, 4.68% 8/15/2034 (g)(o)	12,610	12,512
CCG Receivables Trust, Series 2025-2, Class D, 5.08% 8/15/2034 (g)(o)	5,725	5,656
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (g)(o)	23,443	19,702
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (g)(o)	5,653	4,658
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (g)(o)	5,327	3,334
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (g)(o)	567	367
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (g)(o)	16,523	13,574
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (g)(o)	2,847	1,735
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (g)(o)	22,631	22,662
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (g)(o)	18,726	18,515
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (g)(o)	383	384
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (g)(o)	3,832	3,832
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (g)(o)	2,285	2,151
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (g)(o)	1,423	1,339
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (g)(o)	5,801	5,454
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (g)(o)	9,097	8,440
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (g)(o)	353	327
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (g)(o)	2,061	2,046
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (g)(o)	4,454	4,505
The Income Fund of America — Page 56 of 74

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.909% 1/15/2037 (j)(o)	USD151	$146
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.919% 2/15/2037 (j)(o)	243	232
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (o)	3,229	3,247
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (g)(o)	906	908
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (g)(o)	1,474	1,479
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (g)(o)	409	410
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (g)(o)	1,718	1,743
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (g)(o)	844	867
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (g)(o)	804	752
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (g)(o)	7,057	7,097
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (g)(o)	5,623	5,603
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (g)(o)	2,374	2,247
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (g)(o)	1,040	960
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (g)(o)	79	71
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (g)(o)	7,040	7,030
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (g)(o)	11,188	11,149
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (g)(o)	4,706	4,512
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (g)(o)	8,852	8,485
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (g)(o)	15,648	14,532
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (g)(o)	13,320	12,457
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (g)(o)	1,250	1,164
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (g)(o)	196	196
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (g)(o)	5,370	5,338
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (g)(o)	1,479	1,482
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (g)(o)	2,021	2,017
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (g)(o)	857	851
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (g)(o)	1,613	1,598
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (o)	3,523	3,545
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (g)(o)	8,805	8,708
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (g)(o)	12,247	11,647
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (g)(o)	71,561	60,684
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (g)(o)	539	541
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (g)(o)	864	866
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (g)(o)	801	801
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (g)(o)	6,348	6,344
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (g)(o)	6,497	6,487
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (g)(o)	1,165	1,171
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (g)(o)	429	429
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (g)(o)	1,480	1,487
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (g)(o)	13,351	13,358
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (o)	4,926	4,760
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (g)(o)	2,143	2,123
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (g)(o)	2,837	2,783
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.355% 9/15/2039 (g)(j)(o)	1,413	1,427
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (g)(o)	1,941	1,972
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (g)(o)	1,836	1,837
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (g)(o)	565	565
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (g)(o)	502	500
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (g)(o)	817	834
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (g)(o)	712	720
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (g)(o)	303	306
The Income Fund of America — Page 57 of 74

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (g)(o)	USD6,248	$5,943
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (g)(o)	1,150	1,100
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (g)(o)	3,774	3,767
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (g)(o)	7,243	6,888
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (g)(o)	2,913	2,861
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (g)(o)	1,083	1,076
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (g)(o)	2,180	2,137
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (g)(o)	2,168	2,120
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (g)(o)	8,247	8,147
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (g)(o)	9,737	9,593
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (g)(o)	17,068	17,204
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (g)(o)	17,068	17,202
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (g)(o)	1,284	1,250
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (o)	6,264	6,286
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (o)	6,813	6,877
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (o)	9,820	9,778
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (g)(o)	2,715	2,600
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (g)(o)	3,215	3,102
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (g)(o)	4,721	4,440
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (g)(o)	897	860
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (g)(o)	8,787	8,262
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (g)(o)	378	355
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (g)(o)	12,051	11,332
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (g)(o)	6,187	6,176
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (g)(o)	4,849	4,651
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (g)(o)	3,827	3,501
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (g)(o)	138	126
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (g)(o)	226	225
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (g)(o)	16,432	15,485
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (g)(o)	9,086	8,399
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (g)(o)	347	321
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (g)(o)	3,552	3,556
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (g)(o)	320	319
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (g)(o)	421	422
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (g)(o)	813	816
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (g)(o)	1,483	1,505
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (o)	19,500	19,745
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (g)(o)	20,266	20,470
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (o)	3,672	3,653
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (g)(o)	14,830	15,059
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (g)(o)	174	174
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (g)(o)	2,082	2,085
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (g)(o)	738	741
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (g)(o)	126	126
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (g)(o)	1,052	1,047
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (g)(o)	160	159
		809,496
Auto loan 0.46%
Ally Auto Receivables Trust, Series 2026-1, Ckass A2, 3.91% 11/15/2028 (o)	4,323	4,317
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (o)	3,308	3,289
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (g)(o)	157	157
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (g)(o)	4,158	4,182
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (g)(o)	7,281	7,414
The Income Fund of America — Page 58 of 74

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (g)(o)	USD13,560	$13,646
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (g)(o)	4,469	4,542
American Credit Acceptance Receivables Trust, Series 2026-2, 4.50% 10/8/2030 (g)(o)	3,000	3,002
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (g)(o)	2,547	2,554
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (g)(o)	5,726	5,763
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (o)	5,578	5,603
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (g)(o)	237	237
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (g)(o)	19,973	19,873
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (g)(o)	1,133	1,127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (g)(o)	367	366
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (g)(o)	3,333	3,322
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (g)(o)	10,793	10,916
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (g)(o)	12,400	12,633
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (g)(o)	23,741	24,443
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (g)(o)	3,150	3,261
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (g)(o)	7,930	8,100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (g)(o)	1,507	1,544
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (g)(o)	8,000	8,151
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (g)(o)	1,671	1,699
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (g)(o)	3,045	3,066
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (o)	467	467
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (o)	1,288	1,288
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (o)	268	268
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (o)	878	879
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (o)	987	993
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (o)	878	877
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (o)	4,610	4,678
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (o)	2,963	2,973
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (o)	5,300	5,324
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (o)	1,220	1,220
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (o)	15,088	15,188
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (o)	2,153	2,192
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (o)	3,265	3,339
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (o)	99	97
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (o)	610	602
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (g)(o)	7,761	7,809
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (g)(o)	6,707	6,766
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (g)(o)	10,983	11,130
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (g)(o)	472	474
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (g)(o)	197	200
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (g)(o)	2,376	2,397
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (g)(o)	2,251	2,293
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (g)(o)	1,647	1,647
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (g)(o)	700	701
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (o)	996	999
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (o)	3,253	3,296
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (g)(o)	109	109
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (g)(o)	1,345	1,347
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (g)(o)	2,650	2,651
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (g)(o)	11	11
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (g)(o)	2,471	2,500
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (g)(o)	3,023	3,091
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (o)	189	189
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (o)	703	703
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (o)	USD540	$541
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (o)	2,026	2,026
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (o)	1,839	1,870
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (o)	3,616	3,650
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (o)	3,094	3,107
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (o)	1,341	1,342
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (o)	2,049	2,044
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (o)	3,191	3,212
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (o)	5,167	5,236
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (o)	1,260	1,256
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (o)	1,480	1,495
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (o)	4,746	4,838
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (o)	2,608	2,660
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (g)(o)	1,014	1,084
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (o)	6,311	6,359
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (o)	4,939	5,002
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (o)	758	758
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (g)(o)	13,385	13,669
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (g)(j)(o)	30,500	30,965
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (g)(o)	5,275	5,288
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (o)	13,098	13,053
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (g)(o)	975	976
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (g)(o)	2,608	2,618
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (g)(o)	2,842	2,852
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (g)(o)	3,654	3,654
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (g)(o)	1,830	1,838
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (g)(o)	658	661
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (g)(o)	818	835
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (g)(o)	2,054	2,054
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (g)(o)	2,606	2,628
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (g)(o)	1,674	1,704
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (g)(o)	5,220	5,295
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (g)(o)	4,809	4,848
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (g)(o)	5,534	5,613
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (g)(o)	2,661	2,685
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (g)(o)	1,170	1,220
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (g)(o)	930	932
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (g)(o)	904	907
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (g)(o)	17,961	18,604
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (o)	2,847	2,859
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (o)	3,270	3,274
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class B, 4.44% 4/16/2032 (o)	1,600	1,601
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (g)(o)	4,075	4,114
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (g)(o)	28,555	28,227
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (g)(o)	3,369	3,331
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (g)(o)	1,850	1,830
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (g)(o)	281	284
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (g)(o)	10,453	10,592
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (g)(o)	2,343	2,358
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (g)(o)	3,042	3,031
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (g)(o)	178	178
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (g)(o)	336	337
The Income Fund of America — Page 60 of 74

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (g)(o)	USD8,300	$8,142
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (g)(o)	3,583	3,533
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (g)(o)	7,264	7,220
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (g)(o)	8,275	8,587
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (o)	140	140
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (g)(o)	1,997	1,987
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (g)(o)	1,603	1,605
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (o)	3,846	3,870
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (g)(o)	20,107	19,981
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (g)(o)	1,474	1,477
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (g)(o)	888	893
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (g)(o)	592	595
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (g)(o)	671	672
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (g)(o)	1,341	1,337
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (g)(o)	953	949
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (g)(o)	329	327
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (g)(o)	1,421	1,426
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (g)(o)	845	853
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (o)	1,717	1,719
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (o)	7,974	8,024
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (o)	196	197
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (o)	6,069	6,119
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (o)	3,599	3,618
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (o)	745	751
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (o)	4,218	4,241
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (o)	2,657	2,668
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (o)	5,961	6,012
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (o)	5,140	5,163
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (g)(o)	1,210	1,213
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (g)(o)	1,742	1,736
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (g)(o)	383	382
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (g)(o)	382	381
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (g)(o)	2,698	2,709
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (g)(o)	1,034	1,051
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (g)(o)	4,896	4,914
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (g)(o)	1,637	1,669
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (g)(o)	1,029	1,031
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (g)(o)	1,513	1,513
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (o)	4,051	4,068
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (o)	3,718	3,757
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(g)(l)(o)	1,675	972
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (g)(o)	196	197
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (g)(o)	1,295	1,309
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (g)(o)	2,481	2,483
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (g)(o)	438	439
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (g)(o)	3,350	3,356
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (g)(o)	3,425	3,443
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (g)(o)	2,094	2,111
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (g)(o)	1,993	2,027
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (g)(o)	2,813	2,868
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (g)(o)	11,381	11,431
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (g)(o)	7,423	7,467
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (g)(o)	8,000	8,094
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (g)(o)	USD8,000	$8,063
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (g)(o)	2,826	2,880
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (g)(o)	3,143	3,169
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (g)(o)	3,840	3,876
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (g)(o)	4,352	4,382
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (g)(o)	4,673	4,703
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (o)	5,789	5,809
		678,909
Credit card 0.06%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (g)(o)	15,750	15,767
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (g)(o)	8,495	8,510
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (g)(o)	5,620	5,635
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (o)	7,464	7,439
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (o)	7,565	7,651
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (o)	8,016	8,115
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (g)(o)	3,656	3,645
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (g)(o)	1,414	1,416
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (g)(o)	1,198	1,200
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (g)(o)	4,000	4,011
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (g)(o)	1,554	1,558
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (o)	17,652	17,660
		82,607
Collateralized loan obligations 0.05%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (g)(j)(o)	789	790
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (g)(j)(o)	3,259	3,267
Battalion CLO XII, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (g)(j)(o)	744	744
Battalion CLO XII, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.853% 5/17/2031 (g)(j)(o)	4,961	4,961
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (g)(j)(o)	2,463	2,464
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (g)(j)(o)	5,793	5,786
Fortress Credit BSL VIII, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.725% 10/20/2032 (g)(j)(o)	173	173
Golub Capital Partners Static Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.795% 7/20/2035 (g)(j)(o)	3,649	3,651
Golub Capital Partners Static Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.325% 7/20/2035 (g)(j)(o)	3,001	2,995
Magnetite XXII Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (g)(j)(o)	6,466	6,471
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (g)(j)(o)	4,635	4,635
Palmer Square Loan Funding Ltd., CLO, Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.173% 1/15/2033 (g)(j)(o)	3,000	3,004
Palmer Square Loan Funding Ltd., CLO, Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.823% 1/15/2033 (g)(j)(o)	9,450	9,452
Palmer Square Loan Funding Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (g)(j)(o)	9,455	9,459
The Income Fund of America — Page 62 of 74

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding Ltd., CLO, Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2033 (g)(j)(o)	USD2,800	$2,804
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (g)(j)(o)	4,700	4,703
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.067% 4/20/2032 (g)(j)(o)	820	821
		66,180
Student loan 0.02%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (g)(o)	4,278	4,300
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (g)(o)	4,113	3,750
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (g)(o)	6,134	5,533
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (g)(o)	6,947	6,551
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (g)(o)	3,725	3,554
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (g)(o)	6,527	6,207
		29,895
Franchise/equipment 0.00%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (g)(o)	528	533
Total asset-backed obligations		1,667,620
Loans 0.47% Financials 0.11%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(j)(q)	25,650	25,778
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.152% 5/30/2033 (j)(q)	23,485	23,027
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (j)(q)	46,811	46,459
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (j)(q)	35,175	35,307
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (j)(q)	36,855	36,882
		167,453
Health care 0.09%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (j)(q)	6,180	6,202
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.402% 4/23/2031 (j)(q)	65,532	64,904
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.502% 3/29/2029 (j)(q)	12,733	10,715
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.20% 6/30/2032 (j)(q)	49,750	48,996
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.152% 12/19/2030 (j)(q)	3,832	3,848
		134,665
Consumer discretionary 0.05%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.61448%) 9.275% 3/11/2030 (b)(j)(q)	3,520	3,520
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.61448%) 11.29% Cash 3/11/2030 (b)(i)(j)(q)	3,376	3,376
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.66% 10/16/2031 (j)(q)	28,922	29,108
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 5.95% 8/15/2030 (j)(q)	4,963	4,974
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.25%) 5.95% 8/15/2030 (j)(q)	908	910
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(i)(l)(q)	1,292	— (c)
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(i)(l)(q)	696	— (c)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (j)(q)	21,732	21,425
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (j)(q)	16,676	16,696
		80,009
The Income Fund of America — Page 63 of 74

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Bonds, notes & other debt instruments (continued) Loans (continued) Communication services 0.05%	Principal amount (000)	Value (000)
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.152% 9/27/2029 (j)(q)	USD20,655	$20,749
Connect Holding II, LLC, Term Loan, (1-month USD CME Term SOFR + 4.25%) 7.904% 4/3/2031 (j)(q)	18,280	17,436
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (i)(q)	774	168
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.779% 12/1/2028 (j)(q)	16,850	16,910
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (b)(i)(q)	21,194	21,194
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.95% 6/24/2029 (j)(q)	570	572
		77,029
Information technology 0.05%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (j)(q)	28,255	26,984
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (j)(q)	16,750	13,372
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.267% 3/2/2029 (j)(q)	26,294	26,452
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.267% 5/30/2030 (j)(q)	5,662	5,686
		72,494
Industrials 0.05%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.614%) 7.267% 6/2/2028 (j)(q)	5,785	5,682
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.267% 6/4/2029 (j)(q)	475	452
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (j)(q)	75,244	64,503
		70,637
Consumer staples 0.02%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.402% 2/12/2031 (j)(q)	4,899	4,847
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.902% 2/11/2033 (j)(q)	13,885	14,011
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.402% 5/1/2031 (j)(q)	16,010	16,124
		34,982
Materials 0.02%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (j)(q)	7,275	7,011
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(i)(j)(l)(q)	9,519	4,884
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (b)(i)(j)(l)(q)	9,409	4,828
Venator Material, LLC, Term Loan, (USD-PRIME + 4.00%) 7.00% PIK 10/12/2028 (b)(i)(j)(l)(q)	16,216	8,321
		25,044
Utilities 0.02%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.402% 3/28/2031 (j)(q)	8,180	8,068
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (j)(q)	16,649	16,726
		24,794
Energy 0.01%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (j)(l)(q)	1,670	1,094
NFE Brazil Holdings, Ltd., Term Loan, 10.00% PIK 9/15/2026 (i)(q)	8,181	8,182
		9,276
Total loans		696,383
Bonds & notes of governments & government agencies outside the U.S. 0.35% Mexico 0.28%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	215,435	217,363
Eagle Funding LuxCo SARL 5.50% 8/17/2030	54,815	55,306
United Mexican States 6.00% 5/13/2030	4,490	4,655
United Mexican States 4.75% 4/27/2032	7,815	7,560
United Mexican States 5.375% 3/22/2033	13,000	12,793
The Income Fund of America — Page 64 of 74

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Mexico (continued)	Principal amount (000)	Value (000)
United Mexican States 4.875% 5/19/2033	USD3,912	$3,740
United Mexican States 5.625% 2/9/2034	5,635	5,570
United Mexican States 3.50% 2/12/2034	17,988	15,425
United Mexican States 5.625% 9/22/2035	5,541	5,433
United Mexican States 6.00% 5/7/2036	58,740	59,063
United Mexican States 6.875% 5/13/2037	13,455	14,221
United Mexican States 7.375% 5/13/2055	6,745	7,178
United Mexican States 3.771% 5/24/2061	5,180	3,144
		411,451
Canada 0.02%
OMERS Finance Trust 3.50% 4/19/2032 (g)	7,941	7,568
OMERS Finance Trust 4.00% 4/19/2052 (g)	7,941	6,215
Ontario (Province of) 3.90% 9/4/2030	14,900	14,784
		28,567
Kuwait 0.02%
Kuwait (State of) 4.652% 10/9/2035 (g)	21,000	20,518
Peru 0.01%
Peru (Republic of) 1.862% 12/1/2032	8,550	7,097
Peru (Republic of) 5.875% 8/8/2054	3,665	3,576
Peru (Republic of) 2.78% 12/1/2060	12,800	6,924
		17,597
Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	4,015	4,479
Panama (Republic of) 2.252% 9/29/2032	8,741	7,408
		11,887
Morocco 0.01%
Morocco (Kingdom of) 3.00% 12/15/2032 (g)	6,000	5,245
Morocco (Kingdom of) 4.00% 12/15/2050 (g)	6,000	4,289
		9,534
United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (g)	1,700	1,501
Abu Dhabi (Emirate of) 3.875% 4/16/2050 (g)	5,350	4,064
		5,565
Saudi Arabia 0.00%
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (g)	3,738	3,600
Total bonds & notes of governments & government agencies outside the U.S.		508,719
Municipals 0.22% Illinois 0.18%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	27,689
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,301
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,783
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	7,450	7,484
The Income Fund of America — Page 65 of 74

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	USD9,315	$9,426
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	3,540	3,581
GO Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,108
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	141,192	143,467
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,613	2,733
GO Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,115	3,258
GO Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	250	268
		261,098
Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,333
New York 0.01%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	5,310	5,208
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	4,000	3,729
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	1,575	1,480
		10,417
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	26,770	24,272
Wisconsin 0.01%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,210	21,878
Total municipals		324,998
Total bonds, notes & other debt instruments (cost: $35,893,132,000)		35,471,178
Short-term securities 6.34% Money market investments 6.31%	Shares
Capital Group Central Cash Fund 3.67% (d)(r)	92,420,747	9,241,150
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.67% (d)(r)(s)	172,382	17,237
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (r)(s)	8,100,000	8,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (r)(s)	8,100,000	8,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (r)(s)	3,800,000	3,800
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (r)(s)	2,800,000	2,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (r)(s)	2,800,000	2,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (r)(s)	2,800,000	2,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (r)(s)	1,646,267	1,646
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (r)(s)	900,000	900
		48,183
Total short-term securities (cost: $9,289,460,000)		9,289,333
Total investment securities 100.01% (cost: $112,958,046,000)		146,546,028
Other assets less liabilities (0.01)%		(9,779)
Net assets 100.00%		$146,536,249
The Income Fund of America — Page 66 of 74

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2026 (000)
3 Month SOFR Futures	Long	500	3/17/2027	USD120,388	$(33)
2 Year U.S. Treasury Note Futures	Long	13,046	7/6/2026	2,702,153	(1,811)
5 Year U.S. Treasury Note Futures	Long	24,465	7/6/2026	2,638,206	(13,605)
10 Year Italy Government Bond Futures	Long	1,138	6/10/2026	156,213	(6,332)
10 Year Euro-Bund Futures	Short	2,046	6/10/2026	(301,025)	8,307
10 Year Ultra U.S. Treasury Note Futures	Long	9,457	6/30/2026	1,067,311	(4,420)
10 Year U.S. Treasury Note Futures	Long	8,695	6/30/2026	961,613	(6,144)
20 Year U.S. Treasury Bond Futures	Long	3,296	6/30/2026	371,933	(12,698)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,601	6/30/2026	299,196	(4,294)
					$(41,030)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$(1,203)	$—	$(1,203)
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	(635)	—	(635)
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	(1,364)	—	(1,364)
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	(30)	—	(30)
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	(35)	—	(35)
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	(65)	—	(65)
SOFR	Annual	3.796%	Annual	3/31/2030	16,957	(66)	—	(66)
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	(113)	—	(113)
SOFR	Annual	3.6065%	Annual	5/12/2030	36,030	111	—	111
SOFR	Annual	3.338%	Annual	8/31/2030	93,350	1,323	—	1,323
SOFR	Annual	3.2175%	Annual	9/18/2030	64,126	1,248	—	1,248
SOFR	Annual	3.2385%	Annual	9/18/2030	33,180	618	—	618
SOFR	Annual	3.2145%	Annual	9/18/2030	15,997	313	—	313
SOFR	Annual	3.2155%	Annual	9/18/2030	15,997	312	—	312
SOFR	Annual	3.237%	Annual	10/24/2030	92,715	1,777	—	1,777
SOFR	Annual	3.5535%	Annual	2/2/2031	14,510	99	—	99
SOFR	Annual	3.482%	Annual	10/2/2032	22,187	377	—	377
SOFR	Annual	3.34%	Annual	10/24/2032	68,560	1,744	—	1,744
SOFR	Annual	3.50061%	Annual	11/3/2032	136,665	2,235	—	2,235
SOFR	Annual	3.639%	Annual	1/14/2033	334,861	3,059	—	3,059
SOFR	Annual	3.577%	Annual	1/31/2033	66,010	850	—	850
SOFR	Annual	3.6715%	Annual	3/23/2033	140,800	1,104	—	1,104
SOFR	Annual	3.821%	Annual	3/31/2033	140,860	(163)	—	(163)
SOFR	Annual	3.6525%	Annual	4/21/2033	263,985	2,445	—	2,445
SOFR	Annual	3.6385%	Annual	10/2/2035	100,936	2,227	—	2,227
SOFR	Annual	3.6705%	Annual	10/8/2035	100,845	1,980	—	1,980
SOFR	Annual	3.676%	Annual	10/8/2035	100,700	1,934	—	1,934
SOFR	Annual	3.663%	Annual	10/9/2035	50,650	1,025	—	1,025
SOFR	Annual	3.504%	Annual	10/24/2035	50,800	1,678	—	1,678
The Income Fund of America — Page 67 of 74

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.66593%	Annual	11/3/2035	101,275	$2,065	$—	$2,065
SOFR	Annual	3.738%	Annual	11/15/2035	49,620	721	—	721
SOFR	Annual	3.8035%	Annual	1/16/2036	100,212	1,029	—	1,029
						$26,600	$—	$26,600
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL593,000	$6,012	$—	$6,012
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	1,190,200	5,022	—	5,022
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	2,671	—	2,671
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	412,730	1,435	—	1,435
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	313	—	313
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	276,670	(1,317)	—	(1,317)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	78,800	(467)	—	(467)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	79,755	(481)	—	(481)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	77,080	(509)	—	(509)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	169,245	(1,151)	—	(1,151)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	326,900	(1,868)	—	(1,868)
							$9,660	$—	$9,660
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD264,471	$(5,564)	$(5,594)	$30
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	131,540	(9,381)	(8,293)	(1,088)
					$(14,945)	$(13,887)	$(1,058)
Investments in affiliates (d)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Common stocks 2.00%
Financials 0.00%
Islandsbanki hf. (h)	$102,561	$—	$110,843	$37,106	$(28,824)	$—	$—
Health care 0.03%
Rotech Healthcare, Inc. (b)(e)(f)	40,895	—	—	—	(2,802)	38,093	—
The Income Fund of America — Page 68 of 74

unaudited
Investments in affiliates (d) (continued)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend or interest income (000)
Consumer staples 0.00%
Viva Wine Group AB (a)(t)	$18,233	$—	$11,115	$(5,669)	$3,326	$—	$—
Consumer discretionary 1.01%
Darden Restaurants, Inc.	1,081,236	142,174	—	—	(15,135)	1,208,275	25,121
Vail Resorts, Inc. (a)	279,143	49,803	—	—	(51,004)	277,942	14,555
Domino’s Pizza Group PLC (h)	97,162	—	78,017	(35,453)	16,308	—	1,182
Party City Holdco, Inc. (e)(h)	— (c)	—	— (c)	(13,110)	13,110	—	—
Party City Holdco, Inc. (e)(g)(h)	— (c)	—	— (c)	(98)	98	—	—
Puuilo OYJ (h)	85,841	—	78,810	35,449	(42,480)	—	2,238
						1,486,217
Information technology 0.24%
Diebold Nixdorf, Inc. (e)	254,522	—	—	—	92,784	347,306	—
Materials 0.00%
Venator Materials PLC (b)(e)(h)	— (c)	—	—	—	— (c)	— (c)	—
Communication services 0.72%
Koninklijke KPN NV	645,311	344,206	49,580	(3,031)	121,161	1,058,067	26,575
Total common stocks						2,929,683
Bonds, notes & other debt instruments 0.10%
Consumer discretionary 0.02%
Vail Resorts, Inc. 5.625% 7/15/2030 (g)	10,826	—	—	—	(118)	10,708	452
Vail Resorts, Inc. 6.50% 5/15/2032 (g)	23,016	—	2,514	79	(213)	20,368	1,018
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (g)(h)(l)	623	—	623	(28,168)	28,168	—	—
						31,076
Information technology 0.08%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (g)	126,007	—	5,203	28	(1,336)	119,496	6,837
Total bonds, notes & other debt instruments						150,572
Short-term securities 6.32%
Money market investments 6.31%
Capital Group Central Cash Fund 3.67% (r)	9,395,608	15,352,753	15,507,465	(125)	379	9,241,150	268,758
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.67% (r)(s)	15,501	1,736 (u)				17,237	— (v)
Total short-term securities						9,258,387
Total 8.42%				$(12,992)	$133,422	$12,338,642	$346,736
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/29/2026	$45,717	$45,787	0.03%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	11,985	12,011	0.01
Ascent CNR Corp., Class A (b)	4/25/2016-11/15/2016	56,848	55,041	0.04
Rotech Healthcare, Inc. (b)(d)(e)	11/26/2014	19,660	38,093	0.02
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(i)	2/17/2026	33,059	33,059	0.02
The Income Fund of America — Page 69 of 74

unaudited
Restricted securities (f) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(i)	9/27/2024	$17,701	$17,965	0.01%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	8,231	9,348	0.01
Total		$193,201	$211,304	0.14%

(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Non-income producing.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,593,489,000, which represented 10.64% of the net assets of the fund.

(h)	Affiliated issuer during the reporting period but no longer held at 4/30/2026.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Step bond; coupon rate may change at a later date.
(l)	Scheduled interest and/or principal payment was not received.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $205,329,000, which represented 0.14% of the net assets of the fund.
(n)	Index-linked bond whose principal amount moves with a government price index.
(o)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(p)	Represents securities transacted on a TBA basis.
(q)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $696,383,000, which represented 0.48% of the net assets of the fund.

(r)	Rate represents the seven-day yield at 4/30/2026.
(s)	Security purchased with cash collateral from securities on loan.
(t)	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2026. Refer to the investment portfolio for the security value at 4/30/2026.
(u)	Represents net activity.
(v)	Dividend income is included with securities lending income and is not shown in this table.
The Income Fund of America — Page 70 of 74

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,946,278,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,254,922,000 and $559,189,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in
The Income Fund of America — Page 71 of 74

unaudited
markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,801,682	$5,497,141	$— *	$17,298,823
Health care	11,865,298	2,367,597	38,093	14,270,988
Energy	10,157,761	1,631,884	58,538	11,848,183
Utilities	6,955,968	2,573,195	—	9,529,163
Consumer staples	7,656,218	1,652,150	—	9,308,368
Consumer discretionary	5,977,031	1,985,164	20,529	7,982,724
Information technology	4,543,899	3,131,832	—	7,675,731
Materials	6,432,615	1,040,669	— *	7,473,284
Industrials	3,252,078	3,579,974	—	6,832,052
Communication services	2,600,423	3,152,844	—	5,753,267
Real estate	2,234,760	—	—	2,234,760
Preferred securities	11,129	—	23,656	34,785
Rights & warrants	—	—	— *	— *
Convertible stocks	1,491,617	—	—	1,491,617
Convertible bonds & notes	—	51,772	—	51,772
Bonds, notes & other debt instruments:
Corporate bonds and notes	—	22,901,872	63,150	22,965,022
U.S. Treasury bonds & notes	—	4,889,315	—	4,889,315
Mortgage-backed obligations	—	4,411,234	7,887	4,419,121
Asset-backed obligations	—	1,666,648	972	1,667,620
Loans	—	624,482	71,901	696,383
Bonds & notes of governments & government agencies outside the U.S.	—	508,719	—	508,719
Municipals	—	324,998	—	324,998
Short-term securities	9,289,333	—	—	9,289,333
Total	$84,269,812	$61,991,490	$284,726	$146,546,028

The Income Fund of America — Page 72 of 74

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,307	$—	$—	$8,307
Unrealized appreciation on bilateral interest rate swaps	—	15,453	—	15,453
Unrealized appreciation on centrally cleared interest rate swaps	—	30,274	—	30,274
Unrealized appreciation on centrally cleared credit default swaps	—	30	—	30
Liabilities:
Unrealized depreciation on futures contracts	(49,337)	—	—	(49,337)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,674)	—	(3,674)
Unrealized depreciation on bilateral interest rate swaps	—	(5,793)	—	(5,793)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,088)	—	(1,088)
Total	$(41,030)	$35,202	$—	$(5,828)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 73 of 74

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-006-0626
The Income Fund of America — Page 74 of 74